UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class I : FEQJX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.55%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.2

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.8
NVIDIA Corp	6.3
Alphabet Inc Class A	4.1
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.1
Broadcom Inc	1.7
JPMorgan Chase & Co	1.7
Eli Lilly & Co	1.6
37.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914476.100    6879-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity Market Neutral Fund Fidelity® Equity Market Neutral Fund : FEMNX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund A	$ 11	1.10%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	143.3
Forward Foreign Currency Contracts	57.0

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	2.4
FedEx Corp	2.2
JPMorgan Chase & Co	2.2
Expedia Group Inc Class A	2.1
Schindler Holding AG	2.1
Apollo Global Management Inc	2.1
Nickel Industries Ltd	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.0
Taiyo Yuden Co Ltd	2.0
T-Mobile US Inc	2.0
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916840.100    7601-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Macro Opportunities Fund Fidelity Advisor® Macro Opportunities Fund Class I : FAQEX

This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.80%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	280.9
Swaps	41.0
Forward Foreign Currency Contracts	23.5
Options	0.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	9.3
SPDR Gold Shares	8.5
iShares Russell 2000 ETF	5.9
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036	4.9
iShares MSCI EAFE ETF	4.0
Vanguard Health Care Index Fund ETF Shares	1.3
Vanguard Consumer Staples Index Fund ETF Shares	1.3
35.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914462.100    6523-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class I : FEMUX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 11	1.10%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	143.3
Forward Foreign Currency Contracts	57.0

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	2.4
FedEx Corp	2.2
JPMorgan Chase & Co	2.2
Expedia Group Inc Class A	2.1
Schindler Holding AG	2.1
Apollo Global Management Inc	2.1
Nickel Industries Ltd	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.0
Taiyo Yuden Co Ltd	2.0
T-Mobile US Inc	2.0
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916848.100    7622-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class A : FAPUX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.85%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.0
Swaps	40.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.7
iShares US Treasury Bond ETF	9.3
Fidelity Commodity Strategy Fund	9.2
Fidelity Total Market Index Fund	8.7
Fidelity Small Cap Value Index Fund	8.0
Fidelity International Index Fund	6.8
iShares J.P. Morgan EM Local Currency Bond ETF	6.6
Fidelity Small Cap Index Fund	5.3
US Treasury Bill	4.3
Fidelity Real Estate Index Fund	3.3
89.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914453.100    6514-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Macro Opportunities Fund Fidelity Advisor® Macro Opportunities Fund Class C : FAQCX

This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.80%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	280.9
Swaps	41.0
Forward Foreign Currency Contracts	23.5
Options	0.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	9.3
SPDR Gold Shares	8.5
iShares Russell 2000 ETF	5.9
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036	4.9
iShares MSCI EAFE ETF	4.0
Vanguard Health Care Index Fund ETF Shares	1.3
Vanguard Consumer Staples Index Fund ETF Shares	1.3
35.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914460.100    6521-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class Z : FEQZX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.50%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.2

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.8
NVIDIA Corp	6.3
Alphabet Inc Class A	4.1
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.1
Broadcom Inc	1.7
JPMorgan Chase & Co	1.7
Eli Lilly & Co	1.6
37.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914477.100    6880-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class M : FEQNX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.05%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.2

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.8
NVIDIA Corp	6.3
Alphabet Inc Class A	4.1
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.1
Broadcom Inc	1.7
JPMorgan Chase & Co	1.7
Eli Lilly & Co	1.6
37.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914475.100    6878-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class A : FEQAX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.80%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.2

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.8
NVIDIA Corp	6.3
Alphabet Inc Class A	4.1
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.1
Broadcom Inc	1.7
JPMorgan Chase & Co	1.7
Eli Lilly & Co	1.6
37.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914473.100    6876-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class M : FAPWX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.10%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.0
Swaps	40.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.7
iShares US Treasury Bond ETF	9.3
Fidelity Commodity Strategy Fund	9.2
Fidelity Total Market Index Fund	8.7
Fidelity Small Cap Value Index Fund	8.0
Fidelity International Index Fund	6.8
iShares J.P. Morgan EM Local Currency Bond ETF	6.6
Fidelity Small Cap Index Fund	5.3
US Treasury Bill	4.3
Fidelity Real Estate Index Fund	3.3
89.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914455.100    6516-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class C : FEMQX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 21	2.10%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	143.3
Forward Foreign Currency Contracts	57.0

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	2.4
FedEx Corp	2.2
JPMorgan Chase & Co	2.2
Expedia Group Inc Class A	2.1
Schindler Holding AG	2.1
Apollo Global Management Inc	2.1
Nickel Industries Ltd	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.0
Taiyo Yuden Co Ltd	2.0
T-Mobile US Inc	2.0
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916846.100    7621-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class M : FEMOX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 16	1.60%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	143.3
Forward Foreign Currency Contracts	57.0

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	2.4
FedEx Corp	2.2
JPMorgan Chase & Co	2.2
Expedia Group Inc Class A	2.1
Schindler Holding AG	2.1
Apollo Global Management Inc	2.1
Nickel Industries Ltd	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.0
Taiyo Yuden Co Ltd	2.0
T-Mobile US Inc	2.0
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916844.100    7620-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Macro Opportunities Fund Fidelity® Macro Opportunities Fund : FAQAX

This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Macro Opportunities Fund	$ 40	0.80%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	280.9
Swaps	41.0
Forward Foreign Currency Contracts	23.5
Options	0.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	9.3
SPDR Gold Shares	8.5
iShares Russell 2000 ETF	5.9
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036	4.9
iShares MSCI EAFE ETF	4.0
Vanguard Health Care Index Fund ETF Shares	1.3
Vanguard Consumer Staples Index Fund ETF Shares	1.3
35.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914458.100    6519-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Macro Opportunities Fund Fidelity Advisor® Macro Opportunities Fund Class Z : FAQFX

This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.75%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	280.9
Swaps	41.0
Forward Foreign Currency Contracts	23.5
Options	0.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	9.3
SPDR Gold Shares	8.5
iShares Russell 2000 ETF	5.9
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036	4.9
iShares MSCI EAFE ETF	4.0
Vanguard Health Care Index Fund ETF Shares	1.3
Vanguard Consumer Staples Index Fund ETF Shares	1.3
35.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914463.100    6524-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class C : FEQDX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.55%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.2

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.8
NVIDIA Corp	6.3
Alphabet Inc Class A	4.1
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.1
Broadcom Inc	1.7
JPMorgan Chase & Co	1.7
Eli Lilly & Co	1.6
37.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914474.100    6877-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class I : FAPYX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.60%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.0
Swaps	40.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.7
iShares US Treasury Bond ETF	9.3
Fidelity Commodity Strategy Fund	9.2
Fidelity Total Market Index Fund	8.7
Fidelity Small Cap Value Index Fund	8.0
Fidelity International Index Fund	6.8
iShares J.P. Morgan EM Local Currency Bond ETF	6.6
Fidelity Small Cap Index Fund	5.3
US Treasury Bill	4.3
Fidelity Real Estate Index Fund	3.3
89.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914456.100    6517-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Macro Opportunities Fund Fidelity Advisor® Macro Opportunities Fund Class A : FAQBX

This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.05%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	280.9
Swaps	41.0
Forward Foreign Currency Contracts	23.5
Options	0.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	9.3
SPDR Gold Shares	8.5
iShares Russell 2000 ETF	5.9
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036	4.9
iShares MSCI EAFE ETF	4.0
Vanguard Health Care Index Fund ETF Shares	1.3
Vanguard Consumer Staples Index Fund ETF Shares	1.3
35.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914459.100    6520-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Risk Parity Fund Fidelity® Risk Parity Fund : FAPSX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 31	0.60%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.0
Swaps	40.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.7
iShares US Treasury Bond ETF	9.3
Fidelity Commodity Strategy Fund	9.2
Fidelity Total Market Index Fund	8.7
Fidelity Small Cap Value Index Fund	8.0
Fidelity International Index Fund	6.8
iShares J.P. Morgan EM Local Currency Bond ETF	6.6
Fidelity Small Cap Index Fund	5.3
US Treasury Bill	4.3
Fidelity Real Estate Index Fund	3.3
89.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914452.100    6513-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class Z : FAPZX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.0
Swaps	40.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.7
iShares US Treasury Bond ETF	9.3
Fidelity Commodity Strategy Fund	9.2
Fidelity Total Market Index Fund	8.7
Fidelity Small Cap Value Index Fund	8.0
Fidelity International Index Fund	6.8
iShares J.P. Morgan EM Local Currency Bond ETF	6.6
Fidelity Small Cap Index Fund	5.3
US Treasury Bill	4.3
Fidelity Real Estate Index Fund	3.3
89.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914457.100    6518-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class C : FAPVX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.60%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.0
Swaps	40.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	27.7
iShares US Treasury Bond ETF	9.3
Fidelity Commodity Strategy Fund	9.2
Fidelity Total Market Index Fund	8.7
Fidelity Small Cap Value Index Fund	8.0
Fidelity International Index Fund	6.8
iShares J.P. Morgan EM Local Currency Bond ETF	6.6
Fidelity Small Cap Index Fund	5.3
US Treasury Bill	4.3
Fidelity Real Estate Index Fund	3.3
89.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914454.100    6515-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class A : FEMLX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 14	1.35%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	143.3
Forward Foreign Currency Contracts	57.0

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	2.4
FedEx Corp	2.2
JPMorgan Chase & Co	2.2
Expedia Group Inc Class A	2.1
Schindler Holding AG	2.1
Apollo Global Management Inc	2.1
Nickel Industries Ltd	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.0
Taiyo Yuden Co Ltd	2.0
T-Mobile US Inc	2.0
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916842.100    7619-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI Convertible Arbitrage Fund Fidelity® SAI Convertible Arbitrage Fund : FSAWX

This semi-annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 74	1.45%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$236,646,750
Number of Holdings	26
Portfolio Turnover	741%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	21.2
Swaps	316.6

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	56.3
Granite Construction Inc	7.1
SPDR S&P 500 ETF Trust	4.6
iShares MSCI ACWI ETF	4.3
Lantheus Holdings Inc	4.1
Royal Caribbean Cruises Ltd	4.0
Insmed Inc	3.6
BlackLine Inc	3.0
Enovis Corp	1.8
Advanced Energy Industries Inc	1.6
90.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914486.100    7521-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Macro Opportunities Fund Fidelity Advisor® Macro Opportunities Fund Class M : FAQDX

This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.30%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	280.9
Swaps	41.0
Forward Foreign Currency Contracts	23.5
Options	0.4

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	9.3
SPDR Gold Shares	8.5
iShares Russell 2000 ETF	5.9
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036	4.9
iShares MSCI EAFE ETF	4.0
Vanguard Health Care Index Fund ETF Shares	1.3
Vanguard Consumer Staples Index Fund ETF Shares	1.3
35.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914461.100    6522-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class Z : FEMWX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 11	1.05%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	143.3
Forward Foreign Currency Contracts	57.0

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	2.4
FedEx Corp	2.2
JPMorgan Chase & Co	2.2
Expedia Group Inc Class A	2.1
Schindler Holding AG	2.1
Apollo Global Management Inc	2.1
Nickel Industries Ltd	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.0
Taiyo Yuden Co Ltd	2.0
T-Mobile US Inc	2.0
21.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916850.100    7623-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Hedged Equity Fund Fidelity® Hedged Equity Fund : FEQHX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 29	0.55%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.2

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.8
NVIDIA Corp	6.3
Alphabet Inc Class A	4.1
Amazon.com Inc	3.8
Meta Platforms Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.1
Broadcom Inc	1.7
JPMorgan Chase & Co	1.7
Eli Lilly & Co	1.6
37.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914472.100    6875-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Yield Enhanced Equity ETF Fidelity® Yield Enhanced Equity ETF : FYEE Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period April 9, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF A	$ 9	0.28%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$5,771,425
Number of Holdings	180
Portfolio TurnoverA	36%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.5

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.4
NVIDIA Corp	6.7
Microsoft Corp	6.4
Amazon.com Inc	3.7
Meta Platforms Inc Class A	2.7
Berkshire Hathaway Inc Class B	2.2
Alphabet Inc Class A	2.2
Broadcom Inc	2.0
Alphabet Inc Class C	2.0
JPMorgan Chase & Co	1.8
37.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916943.100    7590-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Dynamic Buffered Equity ETF Fidelity® Dynamic Buffered Equity ETF : FBUF Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period April 9, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF A	$ 15	0.48%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$7,712,308
Number of Holdings	183
Portfolio TurnoverA	36%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.1

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.4
NVIDIA Corp	6.7
Microsoft Corp	6.4
Amazon.com Inc	3.6
Meta Platforms Inc Class A	2.7
Berkshire Hathaway Inc Class B	2.2
Alphabet Inc Class A	2.2
Broadcom Inc	2.0
Alphabet Inc Class C	2.0
JPMorgan Chase & Co	1.8
37.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916941.100    7589-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Hedged Equity ETF Fidelity® Hedged Equity ETF : FHEQ Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period April 9, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF A	$ 15	0.48%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$465,569,895
Number of Holdings	185
Portfolio TurnoverA	37%
A Amount not annualized
What did the Fund invest in?
(as of July 31, 2024)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.2

ASSET ALLOCATION (% of Fund's total exposure)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.3
NVIDIA Corp	6.5
Microsoft Corp	6.1
Amazon.com Inc	3.5
Meta Platforms Inc Class A	2.6
Berkshire Hathaway Inc Class B	2.2
Alphabet Inc Class A	2.1
Alphabet Inc Class C	1.9
Broadcom Inc	1.9
JPMorgan Chase & Co	1.7
35.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916939.100    7588-TSRS-0924

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Risk Parity Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Risk Parity Fund
Consolidated Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 42.8%
	Shares	Value ($)
Domestic Equity Funds - 34.6%
Fidelity Commodity Strategy Fund (a)	7,973	729,365
Fidelity Real Estate Index Fund (a)	16,329	267,788
Fidelity Small Cap Index Fund (a)	15,235	427,179
Fidelity Small Cap Value Index Fund (a)	24,044	643,895
Fidelity Total Market Index Fund (a)	4,600	700,004
TOTAL DOMESTIC EQUITY FUNDS		2,768,231
International Equity Funds - 8.2%
Fidelity Emerging Markets Index Fund (a)	10,694	116,025
Fidelity International Index Fund (a)	10,598	543,051
TOTAL INTERNATIONAL EQUITY FUNDS		659,076
TOTAL EQUITY FUNDS (Cost $3,053,425)		3,427,307

Fixed-Income Funds - 47.3%
	Shares	Value ($)
Fixed-Income Funds - 45.6%
Fidelity Inflation-Protected Bond Index Fund (a)	241,364	2,213,312
Fidelity Long-Term Treasury Bond Index Fund (a)	7,899	77,410
Invesco Senior Loan ETF	4,137	86,877
iShares J.P. Morgan EM Local Currency Bond ETF	14,550	530,493
iShares U.S. Treasury Bond ETF	32,557	749,137
TOTAL FIXED-INCOME FUNDS		3,657,229
Global Fixed-Income Funds - 1.7%
Fidelity International Bond Index Fund (a)	14,542	134,513
TOTAL FIXED-INCOME FUNDS (Cost $3,736,971)		3,791,742

U.S. Treasury Obligations - 4.3%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.3% 10/3/24 to 10/10/24 (c)(d) (Cost $346,473)	350,000	346,514

Cash Equivalents - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $360,061)	359,989	360,061

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $7,496,930)	7,925,624
NET OTHER ASSETS (LIABILITIES) - 1.1%	90,897
NET ASSETS - 100.0%	8,016,521

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2024	358,455	9,161	9,161
ICE MSCI Emerging Markets Index Contracts (United States)	11	Sep 2024	603,075	5,578	5,578

TOTAL FUTURES CONTRACTS					14,739
The notional amount of futures purchased as a percentage of Net Assets is 12.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $673,680.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Invesco Senior Loan ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index	Monthly	BNP Paribas S.A.	Dec 2024	3,579	75,266	(369)	0	(369)
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index	Monthly	BNP Paribas S.A.	Jan 2025	2,253	202,567	10,102	0	10,102
SPDR Gold Shares	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index	Monthly	Goldman Sachs Intl.	Jan 2025	3,259	702,543	32,672	0	32,672
Invesco Senior Loan ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index	Monthly	Goldman Sachs Intl.	Oct 2024	41,728	877,540	(4,930)	0	(4,930)
Invesco Senior Loan ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index	Monthly	Goldman Sachs Intl.	Nov 2024	5,202	109,398	(615)	0	(615)
iShares JPMorgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index	Monthly	Morgan Stanley Capital Services LLC	Oct 2024	5,017	440,242	11,684	0	11,684
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index	Monthly	Morgan Stanley Capital Services LLC	Jan 2025	10,841	831,722	16,381	0	16,381
TOTAL RETURN SWAPS									64,925	0	64,925
For the period, the average monthly notional amount at value for swaps in the aggregate was $3,571,257.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,728.
(d)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $138,594.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,082,291	1,058,660	1,780,890	18,066	-	-	360,061	0.0%
Total	1,082,291	1,058,660	1,780,890	18,066	-	-	360,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	718,317	62,622	55,021	-	(10,219)	13,666	729,365
Fidelity Emerging Markets Index Fund	600,671	197,959	743,905	-	40,800	20,500	116,025
Fidelity Inflation-Protected Bond Index Fund	1,007,571	1,701,401	524,786	23,472	(8,965)	38,091	2,213,312
Fidelity International Bond Index Fund	-	333,315	200,253	1,583	(703)	2,154	134,513
Fidelity International Index Fund	843,816	54,118	409,744	1,932	54,560	301	543,051
Fidelity Long-Term Treasury Bond Index Fund	464,673	86,054	457,762	4,843	(45,895)	30,340	77,410
Fidelity Real Estate Index Fund	218,192	44,975	18,629	1,440	(256)	23,506	267,788
Fidelity Small Cap Index Fund	343,463	64,950	41,872	505	2,932	57,706	427,179
Fidelity Small Cap Value Index Fund	509,657	97,473	53,679	-	1,649	88,795	643,895
Fidelity Total Market Index Fund	559,895	232,634	168,774	1,134	7,109	69,140	700,004
	5,266,255	2,875,501	2,674,425	34,909	41,012	344,199	5,852,542

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	3,427,307	3,427,307	-	-

Fixed-Income Funds	3,791,742	3,791,742	-	-

Other Short-Term Investments and Net Other Assets	346,514	-	346,514	-

Money Market Funds	360,061	360,061	-	-
Total Investments in Securities:	7,925,624	7,579,110	346,514	-
Derivative Instruments: Assets
Futures Contracts	14,739	14,739	-	-
Swaps	70,839	-	70,839	-
Total Assets	85,578	14,739	70,839	-
Liabilities
Swaps	(5,914)	-	(5,914)	-
Total Liabilities	(5,914)	-	(5,914)	-
Total Derivative Instruments:	79,664	14,739	64,925	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	32,672	0
Total Commodity Risk	32,672	0
Credit Risk
Swaps (a)	28,065	(5,914)
Total Credit Risk	28,065	(5,914)
Equity Risk
Futures Contracts (b)	14,739	0
Total Equity Risk	14,739	0
Interest Rate Risk
Swaps (a)	10,102	0
Total Interest Rate Risk	10,102	0
Total Value of Derivatives	85,578	(5,914)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,692,993)	$1,713,021
Fidelity Central Funds (cost $360,061)	360,061
Other affiliated issuers (cost $5,443,876)	5,852,542

Total Investment in Securities (cost $7,496,930)		$7,925,624
Cash		11,688
Receivable for investments sold		49
Dividends receivable		247
Distributions receivable from Fidelity Central Funds		1,409
Receivable for daily variation margin on futures contracts		18,275
Bi-lateral OTC swaps, at value		70,839
Receivable from investment adviser for expense reductions		275
Total assets		8,028,406
Liabilities
Payable for investments purchased	$248
Payable for fund shares redeemed	55
Bi-lateral OTC swaps, at value	5,914
Accrued management fee	3,888
Distribution and service plan fees payable	1,568
Other affiliated payables	212
Total liabilities		11,885
Net Assets		$8,016,521
Net Assets consist of:
Paid in capital		$7,911,101
Total accumulated earnings (loss)		105,420
Net Assets		$8,016,521

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,102,595 ÷ 110,410 shares)(a)		$9.99
Maximum offering price per share (100/94.25 of $9.99)		$10.60
Class M :
Net Asset Value and redemption price per share ($1,097,724 ÷ 109,943 shares)(a)		$9.98
Maximum offering price per share (100/96.50 of $9.98)		$10.34
Class C :
Net Asset Value and offering price per share ($1,084,942 ÷ 108,760 shares)(a)		$9.98
Fidelity Risk Parity Fund :
Net Asset Value, offering price and redemption price per share ($2,412,805 ÷ 242,909 shares)		$9.93
Class I :
Net Asset Value, offering price and redemption price per share ($1,214,796 ÷ 121,665 shares)		$9.98
Class Z :
Net Asset Value, offering price and redemption price per share ($1,103,659 ÷ 110,457 shares)		$9.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends (including $34,909 earned from affiliated issuers)		$54,693
Interest		7,883
Income from Fidelity Central Funds		18,066
Total income		80,642
Expenses
Management fee	$22,637
Distribution and service plan fees	9,135
Independent trustees' fees and expenses	1,812
Total expenses before reductions	33,584
Expense reductions	(2,285)
Total expenses after reductions		31,299
Net Investment income (loss)		49,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	21,465
Affiliated issuers	41,012
Futures contracts	22,053
Swaps	33,463
Total net realized gain (loss)		117,993
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,187
Affiliated issuers	344,199
Futures contracts	11,413
Swaps	83,573
Total change in net unrealized appreciation (depreciation)		443,372
Net gain (loss)		561,365
Net increase (decrease) in net assets resulting from operations		$610,708
Consolidated Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,343	$196,720
Net realized gain (loss)	117,993	(342,455)
Change in net unrealized appreciation (depreciation)	443,372	197,903
Net increase (decrease) in net assets resulting from operations	610,708	52,168
Distributions to shareholders	(100,429)	(249,670)

Share transactions - net increase (decrease)	(83,892)	575,397
Total increase (decrease) in net assets	426,387	377,895

Net Assets
Beginning of period	7,590,134	7,212,239
End of period	$8,016,521	$7,590,134

Consolidated Financial Highlights
Fidelity Advisor® Risk Parity Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.25	.86
Net realized and unrealized gain (loss)	.71	(.22)	(.60)
Total from investment operations	.77	.03	.26
Distributions from net investment income	(.13)	(.32)	(.62)
Total distributions	(.13)	(.32)	(.62)
Net asset value, end of period	$9.99	$9.35	$9.64
Total Return D,E,F	8.27%	.50%	2.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.90% I	.95%	2.40% I
Expenses net of fee waivers, if any	.85 % I	.85%	.85% I
Expenses net of all reductions	.84% I	.84%	.84% I
Net investment income (loss)	1.28% I	2.74%	15.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,103	$1,015	$1,009
Portfolio turnover rate J	114 % I	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Risk Parity Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.23	.84
Net realized and unrealized gain (loss)	.71	(.23)	(.60)
Total from investment operations	.76	- D	.24
Distributions from net investment income	(.13)	(.29)	(.60)
Total distributions	(.13)	(.29)	(.60)
Net asset value, end of period	$9.98	$9.35	$9.64
Total Return E,F,G	8.14%	.15%	2.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.15% J	1.20%	2.65% J
Expenses net of fee waivers, if any	1.10 % J	1.10%	1.10% J
Expenses net of all reductions	1.09% J	1.09%	1.09% J
Net investment income (loss)	1.02% J	2.49%	15.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,098	$1,013	$1,008
Portfolio turnover rate K	114 % J	84%	163% J

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Risk Parity Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.18	.82
Net realized and unrealized gain (loss)	.70	(.22)	(.60)
Total from investment operations	.73	(.04)	.22
Distributions from net investment income	(.12)	(.23)	(.58)
Total distributions	(.12)	(.23)	(.58)
Net asset value, end of period	$9.98	$9.37	$9.64
Total Return D,E,F	7.87%	(.30)%	2.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.65% I	1.70%	3.15% I
Expenses net of fee waivers, if any	1.60 % I	1.60%	1.60% I
Expenses net of all reductions	1.59% I	1.59%	1.59% I
Net investment income (loss)	.53% I	1.99%	14.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,085	$1,002	$1,008
Portfolio turnover rate J	114 % I	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Risk Parity Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.27	.27
Net realized and unrealized gain (loss)	.70	(.22)	(.04)
Total from investment operations	.77	.05	.23
Distributions from net investment income	(.13)	(.36)	(.63)
Total distributions	(.13)	(.36)	(.63)
Net asset value, end of period	$9.93	$9.29	$9.60
Total Return D,E	8.35%	.70%	2.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.65% H	.70%	1.26% H
Expenses net of fee waivers, if any	.60 % H	.60%	.60% H
Expenses net of all reductions	.59% H	.59%	.58% H
Net investment income (loss)	1.52% H	2.98%	7.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,413	$2,403	$2,036
Portfolio turnover rate I	114 % H	84%	163% H

AFor the period September 1, 2022 (commencement of sale of shares) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Risk Parity Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.27	.88
Net realized and unrealized gain (loss)	.70	(.21)	(.61)
Total from investment operations	.77	.06	.27
Distributions from net investment income	(.13)	(.36)	(.63)
Total distributions	(.13)	(.36)	(.63)
Net asset value, end of period	$9.98	$9.34	$9.64
Total Return D,E	8.30%	.76%	3.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.65% H	.70%	2.18% H
Expenses net of fee waivers, if any	.60 % H	.60%	.60% H
Expenses net of all reductions	.59% H	.59%	.59% H
Net investment income (loss)	1.52% H	2.99%	15.81% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,215	$1,139	$1,141
Portfolio turnover rate I	114 % H	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Risk Parity Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.65	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.28	.97
Net realized and unrealized gain (loss)	.70	(.23)	(.69)
Total from investment operations	.78	.05	.28
Distributions from net investment income	(.13)	(.36)	(.63)
Total distributions	(.13)	(.36)	(.63)
Net asset value, end of period	$9.99	$9.34	$9.65
Total Return D,E	8.42%	.70%	3.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60% H	.65%	2.23% H
Expenses net of fee waivers, if any	.55 % H	.55%	.55% H
Expenses net of all reductions	.54% H	.54%	.54% H
Net investment income (loss)	1.57% H	3.04%	17.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,104	$1,018	$1,011
Portfolio turnover rate I	114 % H	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Risk Parity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Risk Parity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Risk Parity Fund	Fidelity Risk Parity Cayman Ltd.	185,699	2.3

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$619,457
Gross unrealized depreciation	(168,721)
Net unrealized appreciation (depreciation)	$450,736
Tax cost	$7,554,552

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(421,753)
Long-term	(51,213)
Total capital loss carryforward	$(472,966)
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Risk Parity Fund
Commodity Risk
Swaps	56,391	41,713
Total Commodity Risk	56,391	41,713
Credit Risk
Swaps	14,628	32,184
Total Credit Risk	14,628	32,184
Equity Risk
Futures Contracts	22,053	11,413
Total Equity Risk	22,053	11,413
Interest Rate Risk
Swaps	(37,556)	9,676
Total Interest Rate Risk	(37,556)	9,676
Totals	55,516	94,986

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Risk Parity Fund	4,150,567	3,757,225
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.60%
Class M	.60%
Class C	.60%
Fidelity Risk Parity Fund	.60%
Class I	.60%
Class Z	.55%

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,314	1,311
Class M	.25%	.25%	2,624	2,608
Class C	.75%	.25%	5,197	5,195
			9,135	9,114

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6
Class M	16
Class CA	5
27

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Risk Parity Fund	36

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.85%	249
Class M	1.10%	249
Class C	1.60%	246
Fidelity Risk Parity Fund	.60%	540
Class I	.60%	280
Class Z	.55%	250
		1,814
In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $471.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Risk Parity Fund
Distributions to shareholders
Class A	$13,793	$34,079
Class M	13,552	30,555
Class C	13,114	23,943
Fidelity Risk Parity Fund	30,065	80,347
Class I	15,739	42,566
Class Z	14,166	38,180
Total	$100,429	$249,670
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Risk Parity Fund
Class A
Shares sold	395	193	$3,883	$1,756
Reinvestment of distributions	1,449	3,788	13,793	34,079
Shares redeemed	(15)	(6)	(150)	(60)
Net increase (decrease)	1,829	3,975	$17,526	$35,775
Class M
Shares sold	182	371	$1,726	$3,325
Reinvestment of distributions	1,422	3,404	13,552	30,555
Net increase (decrease)	1,604	3,775	$15,278	$33,880
Class C
Shares sold	501	110	$4,721	$1,000
Reinvestment of distributions	1,375	2,687	13,114	23,943
Shares redeemed	(137)	(310)	(1,338)	(2,729)
Net increase (decrease)	1,739	2,487	$16,497	$22,214
Fidelity Risk Parity Fund
Shares sold	17,524	107,679	$167,850	$961,233
Reinvestment of distributions	876	2,124	8,287	19,219
Shares redeemed	(34,183)	(63,187)	(319,735)	(568,009)
Net increase (decrease)	(15,783)	46,616	$(143,598)	$412,443
Class I
Reinvestment of distributions	1,655	4,724	15,739	42,566
Shares redeemed	(2,000)	(1,034)	(19,500)	(9,661)
Net increase (decrease)	(345)	3,690	$(3,761)	$32,905
Class Z
Reinvestment of distributions	1,490	4,233	14,166	38,180
Net increase (decrease)	1,490	4,233	$14,166	$38,180
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Risk Parity Fund	70%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9906093.102
RPF-SANN-0924
Fidelity® Dynamic Buffered Equity ETF
Fidelity® Hedged Equity ETF
Fidelity® Yield Enhanced Equity ETF

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dynamic Buffered Equity ETF
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. (a)	1,875	36,094
Verizon Communications, Inc. (a)	727	29,458
		65,552
Entertainment - 1.6%
Netflix, Inc. (a)(b)	96	60,322
Playtika Holding Corp. (a)	3,640	27,773
Roku, Inc. Class A (b)	67	3,900
Spotify Technology SA (a)(b)	24	8,255
The Walt Disney Co.	206	19,300
		119,550
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A (a)	965	165,536
Class C (a)	877	151,853
Meta Platforms, Inc. Class A (a)	435	206,551
		523,940
Media - 0.9%
Comcast Corp. Class A (a)	1,614	66,610
TOTAL COMMUNICATION SERVICES		775,652
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 1.0%
Ford Motor Co.	1,381	14,942
Tesla, Inc. (b)	281	65,212
		80,154
Broadline Retail - 3.6%
Amazon.com, Inc. (a)(b)	1,488	278,226
Macy's, Inc.	67	1,158
		279,384
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (b)	201	10,918
Draftkings Holdings, Inc. (b)	144	5,321
Hilton Worldwide Holdings, Inc.	52	11,163
International Game Technology PLC	1,765	41,425
Light & Wonder, Inc. Class A (b)	36	3,859
McDonald's Corp.	65	17,251
MGM Resorts International (b)	196	8,422
Travel+Leisure Co.	66	3,042
		101,401
Household Durables - 0.6%
Taylor Morrison Home Corp. (b)	355	23,813
Toll Brothers, Inc.	9	1,284
TRI Pointe Homes, Inc. (b)	379	17,150
		42,247
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (b)	63	9,291
Carvana Co. Class A (b)	243	32,375
Gap, Inc.	809	18,995
Ross Stores, Inc.	157	22,487
The Home Depot, Inc. (a)	272	100,140
TJX Companies, Inc.	16	1,808
		185,096
Textiles, Apparel & Luxury Goods - 0.1%
lululemon athletica, Inc. (b)	12	3,104
TOTAL CONSUMER DISCRETIONARY		691,386
CONSUMER STAPLES - 4.5%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (b)	51	14,291
The Coca-Cola Co.	253	16,885
		31,176
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	101	83,022
Kroger Co.	432	23,544
Walmart, Inc.	792	54,363
		160,929
Household Products - 1.5%
Colgate-Palmolive Co.	223	22,119
Kimberly-Clark Corp.	135	18,232
Procter & Gamble Co.	447	71,860
		112,211
Tobacco - 0.5%
Philip Morris International, Inc.	369	42,494
TOTAL CONSUMER STAPLES		346,810
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	30	4,814
ConocoPhillips Co.	43	4,782
Devon Energy Corp.	193	9,077
EOG Resources, Inc.	288	36,518
Exxon Mobil Corp.	1,070	126,891
		182,082
FINANCIALS - 14.2%
Banks - 2.9%
Bank of America Corp. (a)	2,078	83,764
JPMorgan Chase & Co. (a)	657	139,810
		223,574
Capital Markets - 3.6%
Ameriprise Financial, Inc. (a)	87	37,416
Bank of New York Mellon Corp.	366	23,816
BlackRock, Inc.	63	55,220
Charles Schwab Corp. (a)	200	13,038
CME Group, Inc. (a)	133	25,763
Goldman Sachs Group, Inc. (a)	19	9,672
LPL Financial	66	14,620
Morgan Stanley	297	30,653
Raymond James Financial, Inc. (a)	163	18,908
Robinhood Markets, Inc. (b)	84	1,728
S&P Global, Inc.	14	6,786
SEI Investments Co.	417	28,289
T. Rowe Price Group, Inc.	103	11,764
Tradeweb Markets, Inc. Class A (a)	29	3,239
		280,912
Consumer Finance - 0.7%
American Express Co. (a)	208	52,632
Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)(b)	390	171,015
Enact Holdings, Inc. (a)	384	13,068
Jackson Financial, Inc.	60	5,284
MasterCard, Inc. Class A (a)	216	100,161
PayPal Holdings, Inc. (a)(b)	789	51,900
Visa, Inc. Class A (a)	111	29,489
		370,917
Insurance - 2.2%
Aon PLC (a)	114	37,450
Globe Life, Inc.	305	28,286
Marsh & McLennan Companies, Inc. (a)	132	29,379
Progressive Corp. (a)	257	55,029
Unum Group (a)	109	6,271
Willis Towers Watson PLC	42	11,856
		168,271
TOTAL FINANCIALS		1,096,306
HEALTH CARE - 13.1%
Biotechnology - 3.6%
AbbVie, Inc. (a)	355	65,789
Alkermes PLC (a)(b)	374	10,218
Amgen, Inc.	72	23,938
Biogen, Inc. (a)(b)	126	26,863
Exelixis, Inc. (a)(b)	1,636	38,364
Gilead Sciences, Inc. (a)	762	57,958
Halozyme Therapeutics, Inc. (b)	172	9,505
Incyte Corp. (a)(b)	458	29,802
Neurocrine Biosciences, Inc. (b)	124	17,555
United Therapeutics Corp. (b)	3	940
		280,932
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	179	18,963
Becton, Dickinson & Co. (a)	192	46,284
DexCom, Inc. (b)	8	543
Edwards Lifesciences Corp. (a)(b)	96	6,053
GE Healthcare Technologies, Inc. (a)	15	1,269
Hologic, Inc. (a)(b)	456	37,214
Solventum Corp.	102	6,006
		116,332
Health Care Providers & Services - 2.8%
Cencora, Inc.	48	11,418
Centene Corp. (a)(b)	24	1,846
Cigna Group	156	54,393
Elevance Health, Inc. (a)	88	46,819
McKesson Corp.	14	8,638
UnitedHealth Group, Inc. (a)	159	91,609
		214,723
Life Sciences Tools & Services - 0.7%
Medpace Holdings, Inc. (a)(b)	90	34,427
Thermo Fisher Scientific, Inc.	35	21,467
		55,894
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co. (a)	1,153	54,837
Eli Lilly & Co. (a)	85	68,363
Johnson & Johnson (a)	534	84,292
Merck & Co., Inc. (a)	698	78,965
Pfizer, Inc. (a)	1,878	57,354
		343,811
TOTAL HEALTH CARE		1,011,692
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.3%
General Electric Co.	301	51,230
Hexcel Corp.	13	861
Howmet Aerospace, Inc.	522	49,955
L3Harris Technologies, Inc.	8	1,815
Lockheed Martin Corp. (a)	114	61,779
Northrop Grumman Corp. (a)	98	47,463
Textron, Inc. (a)	445	41,341
		254,444
Building Products - 0.4%
Trane Technologies PLC (a)	86	28,748
Commercial Services & Supplies - 1.1%
Cintas Corp. (a)	51	38,961
Waste Management, Inc.	205	41,545
		80,506
Electrical Equipment - 0.6%
Eaton Corp. PLC (a)	145	44,195
EnerSys	7	770
		44,965
Ground Transportation - 2.0%
CSX Corp. (a)	1,344	47,174
Uber Technologies, Inc. (a)(b)	617	39,778
Union Pacific Corp. (a)	267	65,877
		152,829
Industrial Conglomerates - 0.1%
3M Co.	81	10,332
Machinery - 0.8%
Caterpillar, Inc. (a)	84	29,081
Illinois Tool Works, Inc.	43	10,633
PACCAR, Inc. (a)	144	14,207
Westinghouse Air Brake Tech Co.	55	8,863
		62,784
Passenger Airlines - 0.3%
SkyWest, Inc. (b)	270	21,584
Professional Services - 1.6%
CACI International, Inc. (a)(b)	76	35,072
Leidos Holdings, Inc. (a)	241	34,800
SS&C Technologies Holdings, Inc. (a)	588	42,895
Verisk Analytics, Inc.	49	12,826
		125,593
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	49	10,691
TOTAL INDUSTRIALS		792,476
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 0.1%
Arista Networks, Inc. (b)	31	10,743
IT Services - 0.4%
Twilio, Inc. Class A (b)	150	8,870
Wix.com Ltd. (b)	121	18,867
		27,737
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (b)	24	3,468
Applied Materials, Inc.	303	64,297
Broadcom, Inc.	960	154,253
Cirrus Logic, Inc. (b)	63	8,220
Intel Corp.	897	27,574
KLA Corp.	60	49,384
Micron Technology, Inc.	312	34,264
NVIDIA Corp.	4,356	509,739
Qualcomm, Inc. (a)	356	64,418
		915,617
Software - 10.7%
Adobe, Inc. (a)(b)	148	81,644
Alarm.com Holdings, Inc. (b)	206	14,533
DocuSign, Inc. (b)	252	13,981
Dropbox, Inc. Class A (b)	1,747	41,788
Gen Digital, Inc.	369	9,590
GitLab, Inc. (b)	30	1,537
Microsoft Corp. (a)	1,156	483,613
Pegasystems, Inc.	264	18,406
RingCentral, Inc. (b)	476	16,684
Salesforce, Inc. (a)	280	72,464
Teradata Corp. (b)	985	31,934
Zoom Video Communications, Inc. Class A (b)	654	39,502
		825,676
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc. (a)	2,539	563,856
TOTAL INFORMATION TECHNOLOGY		2,343,629
MATERIALS - 2.0%
Chemicals - 0.9%
Ecolab, Inc.	200	46,138
Olin Corp.	8	365
PPG Industries, Inc.	206	26,158
		72,661
Construction Materials - 0.5%
CRH PLC	71	6,085
Vulcan Materials Co.	129	35,412
		41,497
Containers & Packaging - 0.1%
Crown Holdings, Inc.	56	4,967
Metals & Mining - 0.5%
Nucor Corp.	240	39,106
TOTAL MATERIALS		158,231
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle, Inc.	26	2,862
Invitation Homes, Inc.	996	35,129
Public Storage Operating Co.	114	33,735
VICI Properties, Inc.	422	13,192
		84,918
UTILITIES - 1.5%
Electric Utilities - 1.2%
NextEra Energy, Inc.	716	54,695
Otter Tail Corp.	338	32,759
Xcel Energy, Inc.	122	7,110
		94,564
Gas Utilities - 0.1%
New Jersey Resources Corp.	16	748
UGI Corp.	317	7,855
		8,603
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	698	12,417
Vistra Corp.	55	4,357
		16,774
TOTAL UTILITIES		119,941
TOTAL COMMON STOCKS (Cost $7,187,674)		7,603,123

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $40,360)	40,352	40,360

Purchased Options - 0.6%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Mini Index	Chicago Board Options Exchange	55	3,037,265	505	08/16/24	1,870
S&P 500 Mini Index	Chicago Board Options Exchange	44	2,429,812	530	09/20/24	18,590
S&P 500 Mini Index	Chicago Board Options Exchange	36	1,988,028	536	10/18/24	25,956

						46,416
TOTAL PURCHASED OPTIONS (Cost $83,553)						46,416

For the period, the average monthly notional amount at value for purchased options in the aggregate was $6,503,499.
TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $7,311,587)	7,689,899
NET OTHER ASSETS (LIABILITIES) - 0.3%	22,409
NET ASSETS - 100.0%	7,712,308

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
S&P 500 Mini Index	Chicago Board Options Exchange	32	1,767,136	568.00	08/09/24	(1,728)
S&P 500 Mini Index	Chicago Board Options Exchange	32	1,767,136	571.00	08/16/24	(2,976)
S&P 500 Mini Index	Chicago Board Options Exchange	33	1,822,359	557.00	08/23/24	(21,863)
S&P 500 Mini Index	Chicago Board Options Exchange	32	1,767,136	566.00	08/30/24	(12,832)

TOTAL WRITTEN OPTIONS						(39,399)

For the period, the average monthly notional amount at value for written options in the aggregate was $6,032,850.

Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,081,500.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	118,447	78,087	730	-	-	40,360	0.0%
Total	-	118,447	78,087	730	-	-	40,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	775,652	775,652	-	-
Consumer Discretionary	691,386	691,386	-	-
Consumer Staples	346,810	346,810	-	-
Energy	182,082	182,082	-	-
Financials	1,096,306	1,096,306	-	-
Health Care	1,011,692	1,011,692	-	-
Industrials	792,476	792,476	-	-
Information Technology	2,343,629	2,343,629	-	-
Materials	158,231	158,231	-	-
Real Estate	84,918	84,918	-	-
Utilities	119,941	119,941	-	-

Money Market Funds	40,360	40,360	-	-

Purchased Options	46,416	46,416	-	-
Total Investments in Securities:	7,689,899	7,689,899	-	-
Derivative Instruments: Liabilities
Written Options	(39,399)	(39,399)	-	-
Total Liabilities	(39,399)	(39,399)	-	-
Total Derivative Instruments:	(39,399)	(39,399)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	46,416	0
Written Options (b)	0	(39,399)
Total Equity Risk	46,416	(39,399)
Total Value of Derivatives	46,416	(39,399)

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(b)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Dynamic Buffered Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,271,227)	$7,649,539
Fidelity Central Funds (cost $40,360)	40,360

Total Investment in Securities (cost $7,311,587)		$7,689,899
Cash		48,018
Receivable for investments sold		12,363
Dividends receivable		5,059
Distributions receivable from Fidelity Central Funds		197
Receivable from investment adviser for expense reductions		157
Total assets		7,755,693
Liabilities
Payable for investments purchased	$1,141
Accrued management fee	2,668
Written options, at value (premium received $45,852)	39,399
Other affiliated payables	177
Total liabilities		43,385
Net Assets		$7,712,308
Net Assets consist of:
Paid in capital		$7,514,023
Total accumulated earnings (loss)		198,285
Net Assets		$7,712,308
Net Asset Value, offering price and redemption price per share ($7,712,308 ÷ 300,000 shares)		$25.71
Statement of Operations
For the period April 9, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Investment Income
Dividends		$22,714
Income from Fidelity Central Funds		730
Total income		23,444
Expenses
Management fee	$9,060
Independent trustees' fees and expenses	799
Total expenses before reductions	9,859
Expense reductions	(669)
Total expenses after reductions		9,190
Net Investment income (loss)		14,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(76,263)
Written options	(114,221)
Total net realized gain (loss)		(190,484)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	378,312
Written options	6,453
Total change in net unrealized appreciation (depreciation)		384,765
Net gain (loss)		194,281
Net increase (decrease) in net assets resulting from operations		$208,535
Statement of Changes in Net Assets

For the period April 9, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,254
Net realized gain (loss)	(190,484)
Change in net unrealized appreciation (depreciation)	384,765
Net increase (decrease) in net assets resulting from operations	208,535
Distributions to shareholders	(10,250)

Share transactions
Proceeds from sales of shares	7,514,023

Net increase (decrease) in net assets resulting from share transactions	7,514,023
Total increase (decrease) in net assets	7,712,308

Net Assets
Beginning of period	-
End of period	$7,712,308

Other Information
Shares
Sold	300,000
Net increase (decrease)	300,000

Financial Highlights
Fidelity® Dynamic Buffered Equity ETF

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	.70
Total from investment operations	.76
Distributions from net investment income	(.04)
Total distributions	(.04)
Net asset value, end of period	$25.71
Total Return D,E	3.04%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.52% H
Expenses net of fee waivers, if any	.48 % H
Expenses net of all reductions	.48% H
Net investment income (loss)	.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,712
Portfolio turnover rate I	36 % J,K

AFor the period April 9, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Hedged Equity ETF
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	128,666	2,476,821
Verizon Communications, Inc.	45,202	1,831,585
		4,308,406
Entertainment - 1.6%
Netflix, Inc. (a)	5,689	3,574,683
Playtika Holding Corp.	213,503	1,629,028
Roku, Inc. Class A (a)	3,566	207,577
Spotify Technology SA (a)	1,424	489,771
The Walt Disney Co.	14,393	1,348,480
		7,249,539
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A	57,347	9,837,304
Class C	51,988	9,001,722
Meta Platforms, Inc. Class A	25,534	12,124,309
		30,963,335
Media - 0.8%
Comcast Corp. Class A	95,498	3,941,202
TOTAL COMMUNICATION SERVICES		46,462,482
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 1.0%
Ford Motor Co.	82,816	896,069
Tesla, Inc. (a)	16,764	3,890,421
		4,786,490
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	86,283	16,133,195
Macy's, Inc.	8,849	152,911
		16,286,106
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (a)	27,810	1,510,639
Draftkings Holdings, Inc. (a)	8,544	315,701
Hilton Worldwide Holdings, Inc.	2,015	432,560
International Game Technology PLC	105,124	2,467,260
Light & Wonder, Inc. Class A (a)	6,151	659,387
MGM Resorts International (a)	17,800	764,866
Travel+Leisure Co.	3,989	183,853
		6,334,266
Household Durables - 0.5%
Taylor Morrison Home Corp. (a)	15,069	1,010,829
TRI Pointe Homes, Inc. (a)	25,993	1,176,183
		2,187,012
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	3,563	525,471
Carvana Co. Class A (a)	14,640	1,950,487
Gap, Inc.	40,339	947,160
Ross Stores, Inc.	9,295	1,331,323
The Home Depot, Inc.	15,978	5,882,460
TJX Companies, Inc.	716	80,922
		10,717,823
Textiles, Apparel & Luxury Goods - 0.0%
lululemon athletica, Inc. (a)	10	2,587
TOTAL CONSUMER DISCRETIONARY		40,314,284
CONSUMER STAPLES - 4.5%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	3,788	1,061,435
PepsiCo, Inc.	192	33,153
The Coca-Cola Co.	17,373	1,159,474
		2,254,062
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	6,124	5,033,928
Kroger Co.	26,457	1,441,907
Walmart, Inc.	46,701	3,205,557
		9,681,392
Household Products - 1.4%
Colgate-Palmolive Co.	13,028	1,292,247
Kimberly-Clark Corp.	7,836	1,058,252
Procter & Gamble Co.	26,277	4,224,291
The Clorox Co.	533	70,319
		6,645,109
Tobacco - 0.5%
Philip Morris International, Inc.	21,954	2,528,223
TOTAL CONSUMER STAPLES		21,108,786
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	1,843	295,746
ConocoPhillips Co.	4,159	462,481
Devon Energy Corp.	15,482	728,118
EOG Resources, Inc.	16,928	2,146,470
Exxon Mobil Corp.	64,092	7,600,670
		11,233,485
FINANCIALS - 13.8%
Banks - 2.7%
Bank of America Corp.	123,410	4,974,657
JPMorgan Chase & Co.	36,539	7,775,499
		12,750,156
Capital Markets - 3.6%
Ameriprise Financial, Inc.	5,125	2,204,109
Bank of New York Mellon Corp.	37,381	2,432,382
BlackRock, Inc.	2,046	1,793,319
Charles Schwab Corp.	8,952	583,581
CME Group, Inc.	8,061	1,561,496
Goldman Sachs Group, Inc.	1,077	548,225
LPL Financial	3,851	853,074
Morgan Stanley	22,406	2,312,523
Raymond James Financial, Inc.	9,636	1,117,776
Robinhood Markets, Inc. (a)	5,013	103,117
S&P Global, Inc.	538	260,785
SEI Investments Co.	24,489	1,661,334
T. Rowe Price Group, Inc.	8,708	994,541
Tradeweb Markets, Inc. Class A	717	80,075
		16,506,337
Consumer Finance - 0.7%
American Express Co.	12,104	3,062,796
Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	23,071	10,116,634
Enact Holdings, Inc.	22,072	751,110
Jackson Financial, Inc.	10,478	922,693
MasterCard, Inc. Class A	13,130	6,088,512
PayPal Holdings, Inc. (a)	44,096	2,900,635
Visa, Inc. Class A	6,606	1,755,016
		22,534,600
Insurance - 2.0%
Allstate Corp.	1,800	308,016
Aon PLC	6,599	2,167,837
Globe Life, Inc.	12,585	1,167,133
Marsh & McLennan Companies, Inc.	8,063	1,794,582
Progressive Corp.	14,620	3,130,434
Unum Group	2,375	136,634
Willis Towers Watson PLC	2,564	723,766
		9,428,402
TOTAL FINANCIALS		64,282,291
HEALTH CARE - 13.0%
Biotechnology - 3.5%
AbbVie, Inc.	17,937	3,324,085
Alkermes PLC (a)	22,290	608,963
Amgen, Inc.	4,274	1,420,977
Biogen, Inc. (a)	7,534	1,606,249
Exelixis, Inc. (a)	96,308	2,258,423
Gilead Sciences, Inc.	45,395	3,452,744
Halozyme Therapeutics, Inc. (a)	7,595	419,700
Incyte Corp. (a)	38,074	2,477,475
Neurocrine Biosciences, Inc. (a)	5,780	818,275
United Therapeutics Corp. (a)	337	105,579
		16,492,470
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	10,126	1,072,748
Becton, Dickinson & Co.	10,760	2,593,806
DexCom, Inc. (a)	8	543
Edwards Lifesciences Corp. (a)	5,696	359,133
Hologic, Inc. (a)	27,052	2,207,714
IDEXX Laboratories, Inc. (a)	2,224	1,058,891
Solventum Corp.	8,996	529,684
		7,822,519
Health Care Providers & Services - 2.7%
Cencora, Inc.	1,598	380,132
Centene Corp. (a)	3,486	268,143
Cigna Group	9,403	3,278,544
Elevance Health, Inc.	5,442	2,895,307
McKesson Corp.	714	440,552
UnitedHealth Group, Inc.	8,765	5,050,042
		12,312,720
Life Sciences Tools & Services - 0.7%
Medpace Holdings, Inc. (a)	5,339	2,042,274
Thermo Fisher Scientific, Inc.	1,914	1,173,933
		3,216,207
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	68,360	3,251,202
Eli Lilly & Co.	5,180	4,166,119
Johnson & Johnson	31,801	5,019,788
Merck & Co., Inc.	40,996	4,637,877
Pfizer, Inc.	111,575	3,407,501
		20,482,487
TOTAL HEALTH CARE		60,326,403
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.3%
General Electric Co.	18,041	3,070,578
Hexcel Corp.	785	51,975
Howmet Aerospace, Inc.	31,050	2,971,485
Lockheed Martin Corp.	6,825	3,698,604
Northrop Grumman Corp.	5,850	2,833,272
Textron, Inc.	26,511	2,462,872
		15,088,786
Building Products - 0.4%
Owens Corning	745	138,853
Trane Technologies PLC	5,270	1,761,656
		1,900,509
Commercial Services & Supplies - 1.0%
Cintas Corp.	3,190	2,436,969
Waste Management, Inc.	11,714	2,373,959
		4,810,928
Electrical Equipment - 0.6%
Eaton Corp. PLC	8,489	2,587,362
Emerson Electric Co.	391	45,790
		2,633,152
Ground Transportation - 1.9%
CSX Corp.	80,257	2,817,021
Uber Technologies, Inc. (a)	33,390	2,152,653
Union Pacific Corp.	15,950	3,935,344
		8,905,018
Industrial Conglomerates - 0.2%
3M Co.	8,413	1,073,078
Machinery - 0.8%
Caterpillar, Inc.	5,120	1,772,544
Illinois Tool Works, Inc.	2,143	529,921
PACCAR, Inc.	8,544	842,951
Westinghouse Air Brake Tech Co.	3,341	538,402
		3,683,818
Passenger Airlines - 0.2%
SkyWest, Inc. (a)	13,571	1,084,866
Professional Services - 1.7%
CACI International, Inc. (a)	5,373	2,479,532
Leidos Holdings, Inc.	13,603	1,964,273
SS&C Technologies Holdings, Inc.	35,036	2,555,876
Verisk Analytics, Inc.	2,914	762,740
		7,762,421
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	1,784	389,251
TOTAL INDUSTRIALS		47,331,827
INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	2,398	831,027
Electronic Equipment, Instruments & Components - 0.1%
Itron, Inc. (a)	2,922	302,252
IT Services - 0.3%
Twilio, Inc. Class A (a)	7,983	472,035
Wix.com Ltd. (a)	7,122	1,110,498
		1,582,533
Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices, Inc. (a)	1,409	203,572
Applied Materials, Inc.	18,045	3,829,149
Broadcom, Inc.	55,678	8,946,341
Cirrus Logic, Inc. (a)	2,793	364,431
Intel Corp.	69,426	2,134,155
KLA Corp.	3,652	3,005,852
Micron Technology, Inc.	15,043	1,652,022
NVIDIA Corp.	258,565	30,257,276
Qualcomm, Inc.	21,683	3,923,539
		54,316,337
Software - 10.4%
Adobe, Inc. (a)	8,686	4,791,632
Alarm.com Holdings, Inc. (a)	12,160	857,888
DocuSign, Inc. (a)	14,952	829,537
Dropbox, Inc. Class A (a)	104,036	2,488,541
Gen Digital, Inc.	22,012	572,092
GitLab, Inc. (a)	622	31,865
Microsoft Corp.	68,417	28,622,252
Pegasystems, Inc.	12,885	898,342
RingCentral, Inc. (a)	30,407	1,065,765
Salesforce, Inc.	16,053	4,154,516
Teradata Corp. (a)	58,401	1,893,360
Zoom Video Communications, Inc. Class A (a)	39,024	2,357,050
		48,562,840
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	150,930	33,518,530
Western Digital Corp. (a)	2,850	191,093
		33,709,623
TOTAL INFORMATION TECHNOLOGY		139,304,612
MATERIALS - 2.1%
Chemicals - 0.9%
Ecolab, Inc.	11,711	2,701,611
PPG Industries, Inc.	13,750	1,745,975
		4,447,586
Construction Materials - 0.6%
CRH PLC	3,492	299,264
Vulcan Materials Co.	9,498	2,607,296
		2,906,560
Containers & Packaging - 0.1%
Crown Holdings, Inc.	2,905	257,674
Metals & Mining - 0.5%
Nucor Corp.	13,657	2,225,272
TOTAL MATERIALS		9,837,092
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Invitation Homes, Inc.	59,851	2,110,945
Public Storage Operating Co.	6,839	2,023,797
VICI Properties, Inc.	36,474	1,140,177
		5,274,919
UTILITIES - 1.5%
Electric Utilities - 1.2%
NextEra Energy, Inc.	40,859	3,121,219
Otter Tail Corp.	22,626	2,192,912
Xcel Energy, Inc.	7,121	415,012
		5,729,143
Gas Utilities - 0.1%
UGI Corp.	18,515	458,802
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	42,165	750,115
Vistra Corp.	3,428	271,566
		1,021,681
TOTAL UTILITIES		7,209,626
TOTAL COMMON STOCKS (Cost $433,837,780)		452,685,807

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,129,184)	2,128,758	2,129,184

Equity Funds - 1.1%
	Shares	Value ($)
Domestic Equity Funds - 1.1%
iShares Core S&P 500 ETF (Cost $4,661,651)	8,756	4,844,870

Purchased Options - 1.2%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	332	183,340,360	5,080	08/16/24	114,540
S&P 500 Index	Chicago Board Options Exchange	257	141,923,110	3,750	05/16/25	605,235
S&P 500 Index	Chicago Board Options Exchange	340	187,758,200	5,300	09/20/24	1,417,800
S&P 500 Index	Chicago Board Options Exchange	250	138,057,500	3,900	06/20/25	778,750
S&P 500 Index	Chicago Board Options Exchange	290	160,146,700	5,360	10/18/24	2,076,400
S&P 500 Index	Chicago Board Options Exchange	200	110,446,000	4,000	07/18/25	763,000
S&P 500 Mini Index	Chicago Board Options Exchange	43	2,374,589	505	08/16/24	1,462
S&P 500 Mini Index	Chicago Board Options Exchange	33	1,822,359	370	05/16/25	7,425

						5,764,612
TOTAL PURCHASED OPTIONS (Cost $7,974,891)						5,764,612

For the period, the average monthly notional amount at value for purchased options in the aggregate was $684,357,662.
TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $448,603,506)	465,424,473
NET OTHER ASSETS (LIABILITIES) - 0.0%	145,422
NET ASSETS - 100.0%	465,569,895

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	8,474,101	6,344,922	37,888	5	-	2,129,184	0.0%
Total	-	8,474,101	6,344,922	37,888	5	-	2,129,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	46,462,482	46,462,482	-	-
Consumer Discretionary	40,314,284	40,314,284	-	-
Consumer Staples	21,108,786	21,108,786	-	-
Energy	11,233,485	11,233,485	-	-
Financials	64,282,291	64,282,291	-	-
Health Care	60,326,403	60,326,403	-	-
Industrials	47,331,827	47,331,827	-	-
Information Technology	139,304,612	139,304,612	-	-
Materials	9,837,092	9,837,092	-	-
Real Estate	5,274,919	5,274,919	-	-
Utilities	7,209,626	7,209,626	-	-

Money Market Funds	2,129,184	2,129,184	-	-

Equity Funds	4,844,870	4,844,870	-	-

Purchased Options	5,764,612	5,764,612	-	-
Total Investments in Securities:	465,424,473	465,424,473	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	5,764,612	0
Total Equity Risk	5,764,612	0
Total Value of Derivatives	5,764,612	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Fidelity® Hedged Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $446,474,322)	$463,295,289
Fidelity Central Funds (cost $2,129,184)	2,129,184

Total Investment in Securities (cost $448,603,506)		$465,424,473
Cash		500
Dividends receivable		323,704
Distributions receivable from Fidelity Central Funds		12,112
Receivable from investment adviser for expense reductions		8,256
Total assets		465,769,045
Liabilities
Accrued management fee	$186,289
Other affiliated payables	12,861
Total liabilities		199,150
Net Assets		$465,569,895
Net Assets consist of:
Paid in capital		$450,403,283
Total accumulated earnings (loss)		15,166,612
Net Assets		$465,569,895
Net Asset Value, offering price and redemption price per share ($465,569,895 ÷ 17,850,000 shares)		$26.08
Statement of Operations
For the period April 9, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Investment Income
Dividends		$1,211,421
Income from Fidelity Central Funds		37,888
Total income		1,249,309
Expenses
Management fee	$466,576
Independent trustees' fees and expenses	32,651
Total expenses before reductions	499,227
Expense reductions	(35,838)
Total expenses after reductions		463,389
Net Investment income (loss)		785,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,604,266)
Redemptions in-kind	(302,764)
Fidelity Central Funds	5
Total net realized gain (loss)		(1,907,025)
Change in net unrealized appreciation (depreciation) on investment securities		16,820,967
Net gain (loss)		14,913,942
Net increase (decrease) in net assets resulting from operations		$15,699,862
Statement of Changes in Net Assets

For the period April 9, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$785,920
Net realized gain (loss)	(1,907,025)
Change in net unrealized appreciation (depreciation)	16,820,967
Net increase (decrease) in net assets resulting from operations	15,699,862
Distributions to shareholders	(533,250)

Share transactions
Proceeds from sales of shares	481,110,032
Cost of shares redeemed	(30,706,749)

Net increase (decrease) in net assets resulting from share transactions	450,403,283
Total increase (decrease) in net assets	465,569,895

Net Assets
Beginning of period	-
End of period	$465,569,895

Other Information
Shares
Sold	19,075,000
Redeemed	(1,225,000)
Net increase (decrease)	17,850,000

Financial Highlights
Fidelity® Hedged Equity ETF

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	1.06
Total from investment operations	1.12
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$26.08
Total Return D,E	4.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.52% H
Expenses net of fee waivers, if any	.48 % H
Expenses net of all reductions	.48% H
Net investment income (loss)	.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$465,570
Portfolio turnover rate I	37 % J,K

AFor the period April 9, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Yield Enhanced Equity ETF
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. (a)	1,408	27,104
Verizon Communications, Inc. (a)	549	22,245
		49,349
Entertainment - 1.6%
Netflix, Inc. (a)(b)	72	45,242
Playtika Holding Corp. (a)	2,743	20,929
Roku, Inc. Class A (b)	53	3,085
Spotify Technology SA (a)(b)	18	6,191
The Walt Disney Co.	155	14,522
		89,969
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A (a)	724	124,195
Class C (a)	658	113,933
Meta Platforms, Inc. Class A (a)	327	155,269
		393,397
Media - 0.9%
Comcast Corp. Class A (a)	1,212	50,019
TOTAL COMMUNICATION SERVICES		582,734
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 1.1%
Ford Motor Co.	1,029	11,134
Tesla, Inc. (b)	212	49,199
		60,333
Broadline Retail - 3.6%
Amazon.com, Inc. (a)(b)	1,114	208,296
Macy's, Inc.	50	864
		209,160
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (b)	162	8,800
Draftkings Holdings, Inc. (b)	108	3,991
Hilton Worldwide Holdings, Inc.	39	8,372
International Game Technology PLC	1,324	31,074
Light & Wonder, Inc. Class A (b)	27	2,894
McDonald's Corp.	50	13,270
MGM Resorts International (b)	148	6,360
Travel+Leisure Co.	50	2,305
		77,066
Household Durables - 0.6%
Taylor Morrison Home Corp. (b)	271	18,179
Toll Brothers, Inc.	7	999
TRI Pointe Homes, Inc. (b)	288	13,032
		32,210
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (b)	48	7,079
Carvana Co. Class A (b)	185	24,648
Gap, Inc.	609	14,299
Ross Stores, Inc.	119	17,044
The Home Depot, Inc. (a)	205	75,473
TJX Companies, Inc.	13	1,469
		140,012
Textiles, Apparel & Luxury Goods - 0.0%
lululemon athletica, Inc. (b)	10	2,587
TOTAL CONSUMER DISCRETIONARY		521,368
CONSUMER STAPLES - 4.5%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (b)	39	10,928
The Coca-Cola Co.	190	12,681
		23,609
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	77	63,294
Kroger Co.	324	17,658
Walmart, Inc.	594	40,772
		121,724
Household Products - 1.4%
Colgate-Palmolive Co.	166	16,466
Kimberly-Clark Corp.	101	13,640
Procter & Gamble Co.	337	54,176
		84,282
Tobacco - 0.6%
Philip Morris International, Inc.	281	32,360
TOTAL CONSUMER STAPLES		261,975
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	24	3,851
ConocoPhillips Co.	33	3,670
Devon Energy Corp.	145	6,819
EOG Resources, Inc.	216	27,389
Exxon Mobil Corp.	806	95,584
		137,313
FINANCIALS - 14.4%
Banks - 2.9%
Bank of America Corp. (a)	1,559	62,843
JPMorgan Chase & Co. (a)	494	105,123
		167,966
Capital Markets - 3.7%
Ameriprise Financial, Inc. (a)	66	28,385
Bank of New York Mellon Corp.	279	18,155
BlackRock, Inc.	48	42,072
Charles Schwab Corp. (a)	149	9,713
CME Group, Inc. (a)	100	19,371
Goldman Sachs Group, Inc. (a)	15	7,635
LPL Financial	50	11,076
Morgan Stanley	224	23,119
Raymond James Financial, Inc. (a)	124	14,384
Robinhood Markets, Inc. (b)	64	1,316
S&P Global, Inc.	11	5,332
SEI Investments Co.	314	21,302
T. Rowe Price Group, Inc.	79	9,023
Tradeweb Markets, Inc. Class A (a)	23	2,569
		213,452
Consumer Finance - 0.7%
American Express Co. (a)	158	39,980
Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)(b)	293	128,481
Enact Holdings, Inc. (a)	288	9,801
Jackson Financial, Inc.	45	3,963
MasterCard, Inc. Class A (a)	162	75,121
PayPal Holdings, Inc. (a)(b)	591	38,876
Visa, Inc. Class A (a)	84	22,316
		278,558
Insurance - 2.3%
Aon PLC (a)	87	28,580
Globe Life, Inc.	231	21,423
Marsh & McLennan Companies, Inc. (a)	99	22,034
Progressive Corp. (a)	194	41,539
Unum Group (a)	110	6,328
Willis Towers Watson PLC	32	9,033
		128,937
TOTAL FINANCIALS		828,893
HEALTH CARE - 13.2%
Biotechnology - 3.7%
AbbVie, Inc. (a)	269	49,851
Alkermes PLC (a)(b)	282	7,704
Amgen, Inc.	54	17,953
Biogen, Inc. (a)(b)	95	20,254
Exelixis, Inc. (a)(b)	1,232	28,890
Gilead Sciences, Inc. (a)	573	43,582
Halozyme Therapeutics, Inc. (b)	130	7,184
Incyte Corp. (a)(b)	344	22,384
Neurocrine Biosciences, Inc. (b)	95	13,449
United Therapeutics Corp. (b)	3	940
		212,191
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	135	14,302
Becton, Dickinson & Co. (a)	145	34,954
DexCom, Inc. (b)	8	543
Edwards Lifesciences Corp. (a)(b)	72	4,540
GE Healthcare Technologies, Inc. (a)	11	931
Hologic, Inc. (a)(b)	342	27,911
Solventum Corp.	77	4,534
		87,715
Health Care Providers & Services - 2.8%
Cencora, Inc.	36	8,564
Centene Corp. (a)(b)	16	1,231
Cigna Group	119	41,492
Elevance Health, Inc. (a)	66	35,114
McKesson Corp.	11	6,787
UnitedHealth Group, Inc. (a)	120	69,139
		162,327
Life Sciences Tools & Services - 0.7%
Medpace Holdings, Inc. (a)(b)	68	26,011
Thermo Fisher Scientific, Inc.	27	16,560
		42,571
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co. (a)	865	41,139
Eli Lilly & Co. (a)	64	51,473
Johnson & Johnson (a)	401	63,298
Merck & Co., Inc. (a)	524	59,280
Pfizer, Inc. (a)	1,407	42,970
		258,160
TOTAL HEALTH CARE		762,964
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.3%
General Electric Co.	226	38,465
Hexcel Corp.	10	662
Howmet Aerospace, Inc.	395	37,802
L3Harris Technologies, Inc.	7	1,588
Lockheed Martin Corp. (a)	87	47,147
Northrop Grumman Corp. (a)	74	35,840
Textron, Inc. (a)	334	31,029
		192,533
Building Products - 0.4%
Trane Technologies PLC (a)	65	21,728
Commercial Services & Supplies - 1.1%
Cintas Corp. (a)	39	29,794
Waste Management, Inc.	156	31,615
		61,409
Electrical Equipment - 0.6%
Eaton Corp. PLC (a)	109	33,222
EnerSys	6	660
		33,882
Ground Transportation - 2.0%
CSX Corp. (a)	1,008	35,381
Uber Technologies, Inc. (a)(b)	462	29,785
Union Pacific Corp. (a)	201	49,593
		114,759
Industrial Conglomerates - 0.1%
3M Co.	62	7,908
Machinery - 0.8%
Caterpillar, Inc. (a)	63	21,811
Illinois Tool Works, Inc.	34	8,408
PACCAR, Inc. (a)	108	10,655
Westinghouse Air Brake Tech Co.	43	6,929
		47,803
Passenger Airlines - 0.3%
SkyWest, Inc. (b)	204	16,308
Professional Services - 1.6%
CACI International, Inc. (a)(b)	58	26,766
Leidos Holdings, Inc. (a)	181	26,136
SS&C Technologies Holdings, Inc. (a)	441	32,171
Verisk Analytics, Inc.	37	9,685
		94,758
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	38	8,291
TOTAL INDUSTRIALS		599,379
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 0.1%
Arista Networks, Inc. (b)	24	8,317
IT Services - 0.4%
Twilio, Inc. Class A (b)	115	6,800
Wix.com Ltd. (b)	90	14,033
		20,833
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (b)	19	2,745
Applied Materials, Inc.	228	48,382
Broadcom, Inc.	730	117,296
Cirrus Logic, Inc. (b)	47	6,133
Intel Corp.	674	20,719
KLA Corp.	45	37,038
Micron Technology, Inc.	235	25,808
NVIDIA Corp.	3,258	381,251
Qualcomm, Inc. (a)	267	48,314
		687,686
Software - 10.7%
Adobe, Inc. (a)(b)	111	61,233
Alarm.com Holdings, Inc. (b)	157	11,076
DocuSign, Inc. (b)	189	10,486
Dropbox, Inc. Class A (b)	1,312	31,383
Gen Digital, Inc.	279	7,251
GitLab, Inc. (b)	25	1,281
Microsoft Corp. (a)	868	363,128
Pegasystems, Inc.	118	8,227
RingCentral, Inc. (b)	361	12,653
Salesforce, Inc. (a)	211	54,607
Teradata Corp. (b)	739	23,958
Zoom Video Communications, Inc. Class A (b)	492	29,717
		615,000
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc. (a)	1,906	423,281
TOTAL INFORMATION TECHNOLOGY		1,755,117
MATERIALS - 2.1%
Chemicals - 1.0%
Ecolab, Inc.	152	35,065
Olin Corp.	7	319
PPG Industries, Inc.	155	19,682
		55,066
Construction Materials - 0.5%
CRH PLC	53	4,542
Vulcan Materials Co.	98	26,902
		31,444
Containers & Packaging - 0.1%
Crown Holdings, Inc.	42	3,725
Metals & Mining - 0.5%
Nucor Corp.	180	29,329
TOTAL MATERIALS		119,564
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle, Inc.	20	2,202
Invitation Homes, Inc.	755	26,629
Public Storage Operating Co.	87	25,745
VICI Properties, Inc.	316	9,878
		64,454
UTILITIES - 1.6%
Electric Utilities - 1.3%
NextEra Energy, Inc.	537	41,021
Otter Tail Corp.	256	24,812
Xcel Energy, Inc.	93	5,420
		71,253
Gas Utilities - 0.1%
New Jersey Resources Corp.	13	608
UGI Corp.	241	5,972
		6,580
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	530	9,429
Vistra Corp.	43	3,406
		12,835
TOTAL UTILITIES		90,668
TOTAL COMMON STOCKS (Cost $5,367,586)		5,724,429

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $33,639)	33,632	33,639

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,401,225)	5,758,068
NET OTHER ASSETS (LIABILITIES) - 0.2%	13,357
NET ASSETS - 100.0%	5,771,425

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
S&P 500 Mini Index	Chicago Board Options Exchange	24	1,325,352	568.00	08/09/24	(1,296)
S&P 500 Mini Index	Chicago Board Options Exchange	24	1,325,352	571.00	08/16/24	(2,232)
S&P 500 Mini Index	Chicago Board Options Exchange	25	1,380,575	557.00	08/23/24	(16,563)
S&P 500 Mini Index	Chicago Board Options Exchange	24	1,325,352	566.00	08/30/24	(9,624)

TOTAL WRITTEN OPTIONS						(29,715)

For the period, the average monthly notional amount at value for written options in the aggregate was $5,282,578.

Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,081,500.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	164,032	130,393	1,283	-	-	33,639	0.0%
Total	-	164,032	130,393	1,283	-	-	33,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	582,734	582,734	-	-
Consumer Discretionary	521,368	521,368	-	-
Consumer Staples	261,975	261,975	-	-
Energy	137,313	137,313	-	-
Financials	828,893	828,893	-	-
Health Care	762,964	762,964	-	-
Industrials	599,379	599,379	-	-
Information Technology	1,755,117	1,755,117	-	-
Materials	119,564	119,564	-	-
Real Estate	64,454	64,454	-	-
Utilities	90,668	90,668	-	-

Money Market Funds	33,639	33,639	-	-
Total Investments in Securities:	5,758,068	5,758,068	-	-
Derivative Instruments: Liabilities
Written Options	(29,715)	(29,715)	-	-
Total Liabilities	(29,715)	(29,715)	-	-
Total Derivative Instruments:	(29,715)	(29,715)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(29,715)
Total Equity Risk	0	(29,715)
Total Value of Derivatives	0	(29,715)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Yield Enhanced Equity ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,367,586)	$5,724,429
Fidelity Central Funds (cost $33,639)	33,639

Total Investment in Securities (cost $5,401,225)		$5,758,068
Cash		31,100
Receivable for investments sold		9,272
Dividends receivable		4,411
Distributions receivable from Fidelity Central Funds		169
Receivable from investment adviser for expense reductions		175
Total assets		5,803,195
Liabilities
Payable for investments purchased	$547
Accrued management fee	1,345
Written options, at value (premium received $36,777)	29,715
Other affiliated payables	163
Total liabilities		31,770
Net Assets		$5,771,425
Net Assets consist of:
Paid in capital		$5,621,752
Total accumulated earnings (loss)		149,673
Net Assets		$5,771,425
Net Asset Value, offering price and redemption price per share ($5,771,425 ÷ 225,000 shares)		$25.65
Statement of Operations
For the period April 9, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Investment Income
Dividends		$20,857
Income from Fidelity Central Funds		1,283
Total income		22,140
Expenses
Management fee	$4,867
Independent trustees' fees and expenses	758
Total expenses before reductions	5,625
Expense reductions	(680)
Total expenses after reductions		4,945
Net Investment income (loss)		17,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(19,933)
Written options	(110,019)
Total net realized gain (loss)		(129,952)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	356,843
Written options	7,062
Total change in net unrealized appreciation (depreciation)		363,905
Net gain (loss)		233,953
Net increase (decrease) in net assets resulting from operations		$251,148
Statement of Changes in Net Assets

For the period April 9, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,195
Net realized gain (loss)	(129,952)
Change in net unrealized appreciation (depreciation)	363,905
Net increase (decrease) in net assets resulting from operations	251,148
Distributions to shareholders	(101,475)

Share transactions
Proceeds from sales of shares	5,621,752

Net increase (decrease) in net assets resulting from share transactions	5,621,752
Total increase (decrease) in net assets	5,771,425

Net Assets
Beginning of period	-
End of period	$5,771,425

Other Information
Shares
Sold	225,000
Net increase (decrease)	225,000

Financial Highlights
Fidelity® Yield Enhanced Equity ETF

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	1.03
Total from investment operations	1.11
Distributions from net investment income	(.45)
Total distributions	(.45)
Net asset value, end of period	$25.65
Total Return D,E	4.48%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.32% H
Expenses net of fee waivers, if any	.28 % H
Expenses net of all reductions	.28% H
Net investment income (loss)	.99% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,771
Portfolio turnover rate I	36 % J,K

AFor the period April 9, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF and Fidelity Yield Enhanced Equity ETF (the Funds) are exchange-traded funds of Fidelity Greenwood Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Dynamic Buffered Equity ETF	7,316,776	559,612	(180,036)	379,576
Fidelity Hedged Equity ETF	448,706,342	25,718,808	(9,000,677)	16,718,131
Fidelity Yield Enhanced Equity ETF	5,405,897	480,287	(121,054)	359,233
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Dynamic Buffered Equity ETF
Equity Risk
Purchased Options	(46,492)	(37,137)
Written Options	(114,221)	6,453
Total Equity Risk	(160,713)	(30,684)
Totals	(160,713)	(30,684)
Fidelity Hedged Equity ETF
Equity Risk
Purchased Options	(738,843)	(2,210,279)
Total Equity Risk	(738,843)	(2,210,279)
Totals	(738,843)	(2,210,279)
Fidelity Yield Enhanced Equity ETF
Equity Risk
Written Options	(110,019)	7,062
Total Equity Risk	(110,019)	7,062
Totals	(110,019)	7,062

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dynamic Buffered Equity ETF	1,627,738	1,811,821
Fidelity Hedged Equity ETF	90,076,444	82,466,954
Fidelity Yield Enhanced Equity ETF	1,500,175	1,670,235

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dynamic Buffered Equity ETF	7,401,838	-
Fidelity Hedged Equity ETF	461,512,081	29,439,460
Fidelity Yield Enhanced Equity ETF	5,557,869	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Dynamic Buffered Equity ETF	.48%
Fidelity Hedged Equity ETF	.48%
Fidelity Yield Enhanced Equity ETF	.28%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Dynamic Buffered Equity ETF	20
Fidelity Hedged Equity ETF	556
Fidelity Yield Enhanced Equity ETF	20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dynamic Buffered Equity ETF	381	-	-
Fidelity Hedged Equity ETF	1,104,485	1,155,451	(50,037)
Fidelity Yield Enhanced Equity ETF	334	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Dynamic Buffered Equity ETF	.48%	669
Fidelity Hedged Equity ETF	.48%	35,838
Fidelity Yield Enhanced Equity ETF	.28%	680
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Dynamic Buffered Equity ETF
Fidelity Hedged Equity ETF
Fidelity Yield Enhanced Equity ETF

At its February 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve each fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements with affiliates of FDS (together, the Advisory Contracts) for each fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to each fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Fidelity investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of Fidelity's supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FDS under the all-inclusive arrangement. The Board noted that each fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit each fund's total operating expenses, with certain limited exceptions, to 48 basis points for Fidelity Dynamic Buffered Equity ETF and Fidelity Hedged Equity ETF and 28 basis points for Fidelity Yield Enhanced Equity ETF.
Based on its review, the Board concluded that the management fee and the projected total expenses of each fund were fair and reasonable in light of the services that each fund and its shareholders will receive, and the other factors considered.
Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for each fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be approved through February 2026.

1.9911148.100
HBE-SANN-0924
Fidelity® Equity Market Neutral Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Market Neutral Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 81.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 3.1%
Cellnex Telecom SA (a)	2,081	72,578
Telenor ASA	14,785	176,164
True Corp. PCL NVDR (b)	237,100	61,697
		310,439
Interactive Media & Services - 1.7%
Meta Platforms, Inc. Class A	363	172,363
Media - 1.8%
Ipsos SA	2,903	179,552
Wireless Telecommunication Services - 3.6%
Far EasTone Telecommunications Co. Ltd.	58,000	153,458
T-Mobile U.S., Inc.	1,101	200,690
		354,148
TOTAL COMMUNICATION SERVICES		1,016,502
CONSUMER DISCRETIONARY - 11.5%
Automobile Components - 1.8%
Linamar Corp.	868	43,298
Nexteer Auto Group Ltd.	204,000	88,516
Nifco, Inc.	2,000	51,721
		183,535
Automobiles - 0.9%
Brilliance China Automotive Holdings Ltd.	186,000	90,942
Broadline Retail - 2.0%
PDD Holdings, Inc. ADR (b)	1,533	197,588
Hotels, Restaurants & Leisure - 2.2%
Expedia Group, Inc. (b)	1,678	214,230
Household Durables - 0.5%
De'Longhi SpA	1,612	50,837
Specialty Retail - 2.8%
Aritzia, Inc. (b)	2,019	66,274
Lovisa Holdings Ltd.	4,089	93,430
Valvoline, Inc. (b)	2,632	122,388
		282,092
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	1,305	133,097
TOTAL CONSUMER DISCRETIONARY		1,152,321
CONSUMER STAPLES - 7.8%
Beverages - 3.7%
The Coca-Cola Co.	3,423	228,453
Treasury Wine Estates Ltd.	18,037	145,672
		374,125
Consumer Staples Distribution & Retail - 1.2%
CP ALL PCL (For. Reg.)	74,100	121,424
Food Products - 1.3%
Darling Ingredients, Inc. (b)	3,133	124,474
Personal Care Products - 1.6%
Kose Corp.	2,400	159,968
TOTAL CONSUMER STAPLES		779,991
FINANCIALS - 13.8%
Banks - 4.0%
JPMorgan Chase & Co.	1,011	215,141
Wells Fargo & Co.	3,152	187,040
		402,181
Capital Markets - 3.5%
IGM Financial, Inc.	6,055	171,565
Morgan Stanley	1,710	176,489
		348,054
Financial Services - 2.1%
Apollo Global Management, Inc.	1,657	207,639
Insurance - 4.2%
Hyundai Marine & Fire Insurance Co. Ltd.	5,757	151,512
RenaissanceRe Holdings Ltd.	702	162,801
Storebrand ASA (A Shares)	10,261	103,075
		417,388
TOTAL FINANCIALS		1,375,262
HEALTH CARE - 8.7%
Biotechnology - 3.4%
Biogen, Inc. (b)	922	196,570
CSL Ltd.	736	149,070
		345,640
Health Care Equipment & Supplies - 2.4%
Insulet Corp. (b)	868	168,696
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,100	74,785
		243,481
Health Care Providers & Services - 1.3%
Guardant Health, Inc. (b)	3,678	129,208
Pharmaceuticals - 1.6%
Merck KGaA	868	155,751
TOTAL HEALTH CARE		874,080
INDUSTRIALS - 15.6%
Aerospace & Defense - 1.4%
Airbus Group NV	955	144,517
Air Freight & Logistics - 2.2%
FedEx Corp.	725	219,131
Building Products - 2.9%
Allegion PLC	684	93,578
Fortune Brands Innovations, Inc.	2,399	193,863
		287,441
Electrical Equipment - 0.9%
TKH Group NV (bearer) (depositary receipt)	1,995	87,227
Ground Transportation - 0.4%
Localiza Rent a Car SA	5,900	45,720
Localiza Rent a Car SA rights 8/1/24 (b)	59	121
		45,841
Machinery - 5.4%
Fluidra SA	6,597	146,933
Miura Co. Ltd.	8,000	186,429
Schindler Holding AG (participation certificate)	788	210,971
		544,333
Passenger Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR	957	96,944
Professional Services - 1.4%
TransUnion	1,522	137,376
TOTAL INDUSTRIALS		1,562,810
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.9%
Telefonaktiebolaget LM Ericsson (B Shares)	27,953	192,201
Electronic Equipment, Instruments & Components - 2.0%
Taiyo Yuden Co. Ltd.	6,700	201,336
Semiconductors & Semiconductor Equipment - 3.7%
First Solar, Inc. (b)	739	159,617
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	205,091
		364,708
Software - 0.8%
ANSYS, Inc. (b)	252	79,035
TOTAL INFORMATION TECHNOLOGY		837,280
MATERIALS - 5.3%
Chemicals - 1.2%
Air Liquide SA	666	121,517
Containers & Packaging - 1.7%
CCL Industries, Inc. Class B	3,158	171,801
Metals & Mining - 2.4%
Nickel Industries Ltd.	370,309	207,050
Rio Tinto PLC	405	26,338
		233,388
TOTAL MATERIALS		526,706
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Sun Communities, Inc.	508	64,379
TOTAL COMMON STOCKS (Cost $8,057,793)		8,189,331

Money Market Funds - 19.0%
	Shares	Value ($)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 5.32% (c) (Cost $1,905,009)	1,905,009	1,905,390

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $9,962,802)	10,094,721
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(89,298)
NET ASSETS - 100.0%	10,005,423

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	155	USD	101	UBS Ag London Branch	8/01/24	0
GBP	78	USD	100	JPMorgan Chase Bank, N.A.	8/01/24	0
JPY	15,400	USD	102	JPMorgan Chase Bank, N.A.	8/01/24	0
USD	510	AUD	785	HSBC Bank	8/01/24	(3)
USD	2,477	EUR	2,286	JPMorgan Chase Bank, N.A.	8/01/24	3
USD	3,369	GBP	2,623	JPMorgan Chase Bank, N.A.	8/01/24	(3)
USD	1,367	JPY	211,878	HSBC Bank	8/01/24	(48)
USD	51,237	JPY	7,704,402	Morgan Stanley Cap. Group, Inc	8/01/24	(192)
BRL	15,000	USD	2,698	Morgan Stanley Cap. Group, Inc	8/28/24	(53)
CNY	110,000	USD	15,155	Goldman Sachs Intl London	8/28/24	130
EUR	52,000	USD	56,723	HSBC Bank	8/28/24	(373)
EUR	62,000	USD	67,112	JPMorgan Chase Bank, N.A.	8/28/24	74
GBP	5,000	USD	6,445	Goldman Sachs Intl London	8/28/24	(15)
GBP	13,000	USD	16,793	HSBC Bank	8/28/24	(76)
GBP	17,000	USD	21,841	JPMorgan Chase Bank, N.A.	8/28/24	19
GBP	33,000	USD	43,043	JPMorgan Chase Bank, N.A.	8/28/24	(609)
GBP	3,000	USD	3,881	JPMorgan Chase Bank, N.A.	8/28/24	(23)
HKD	795,000	USD	101,928	HSBC Bank	8/28/24	(87)
HKD	148,000	USD	18,959	JPMorgan Chase Bank, N.A.	8/28/24	0
JPY	6,890,000	USD	45,030	Goldman Sachs Intl London	8/28/24	1,152
JPY	11,417,000	USD	76,231	Morgan Stanley Cap. Group, Inc	8/28/24	295
THB	82,000	USD	2,275	Goldman Sachs Intl London	8/28/24	37
THB	146,000	USD	4,071	HSBC Bank	8/28/24	45
THB	1,086,000	USD	30,355	HSBC Bank	8/28/24	263
THB	71,000	USD	1,984	JPMorgan Chase Bank, N.A.	8/28/24	18
THB	309,000	USD	8,670	UBS Ag London Branch	8/28/24	42
TWD	322,000	USD	9,831	UBS Ag London Branch	8/28/24	38
TWD	6,514,000	USD	200,749	UBS Ag London Branch	8/28/24	(1,105)
TWD	415,000	USD	12,641	UBS Ag London Branch	8/28/24	78
USD	594,085	AUD	879,000	HSBC Bank	8/28/24	18,842
USD	50,437	BRL	276,000	UBS Ag London Branch	8/28/24	1,774
USD	446,994	CAD	610,000	HSBC Bank	8/28/24	4,819
USD	219,702	CHF	194,000	Goldman Sachs Intl London	8/28/24	(2,028)
USD	22,636	CHF	20,000	HSBC Bank	8/28/24	(222)
USD	14,731	CHF	13,000	JPMorgan Chase Bank, N.A.	8/28/24	(128)
USD	290,560	CNY	2,106,000	HSBC Bank	8/28/24	(2,080)
USD	1,176,303	EUR	1,073,000	Goldman Sachs Intl London	8/28/24	13,550
USD	9,023	GBP	7,000	HSBC Bank	8/28/24	22
USD	11,580	GBP	9,000	HSBC Bank	8/28/24	7
USD	7,808	GBP	6,000	HSBC Bank	8/28/24	92
USD	2,589	GBP	2,000	JPMorgan Chase Bank, N.A.	8/28/24	17
USD	83,429	GBP	65,000	UBS Ag London Branch	8/28/24	(154)
USD	286,962	HKD	2,238,000	Morgan Stanley Cap. Group, Inc	8/28/24	272
USD	14,739	HKD	115,000	UBS Ag London Branch	8/28/24	7
USD	639,412	JPY	99,293,000	JPMorgan Chase Bank, N.A.	8/28/24	(26,136)
USD	143,834	KRW	197,753,000	UBS Ag London Branch	8/28/24	(771)
USD	282,742	NOK	3,030,000	JPMorgan Chase Bank, N.A.	8/28/24	4,839
USD	24,468	SEK	264,000	Goldman Sachs Intl London	8/28/24	(219)
USD	13,486	SEK	145,000	HSBC Bank	8/28/24	(73)
USD	193,417	SEK	2,029,000	JPMorgan Chase Bank, N.A.	8/28/24	3,687
USD	2,854	THB	103,000	Goldman Sachs Intl London	8/28/24	(50)
USD	2,772	THB	100,000	Morgan Stanley Cap. Group, Inc	8/28/24	(47)
USD	4,272	THB	154,000	Morgan Stanley Cap. Group, Inc	8/28/24	(69)
USD	372,792	TWD	12,115,000	JPMorgan Chase Bank, N.A.	8/28/24	1,487

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						17,045
Unrealized Appreciation						51,609
Unrealized Depreciation						(34,564)

For the period, the average contract value for forward foreign currency contracts was $4,985,966. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation (Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark plus or minus a specified spread ranging from (.90)% to .22% on short/long CFDs, respectively.	Monthly	UBS AG London	Jun 2027 to July 2027	1,102,086	(42,883)	1,674	(41,209)
Description	Shares	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
TOKIO MARINE HOLDINGS INC	2,800	109,853	(2,424)	0.06	JPY	TONAR	Common Stock	Insurance
AMERICAN WATER WRKS COMPANY	(946)	(134,673)	(2,138)	0.05	USD	SOFR-1D	Common Stock	Water Utilities
CHUNGHWA TELECOM CO LTD	(54,000)	(200,971)	(1,176)	0.03	USD	SOFR-1D	Common Stock	Diversified Telecommunication Services
CONSTELLATION ENERGY CORP	(611)	(115,968)	(11,835)	0.28	USD	SOFR-1D	Common Stock	Electric Utilities
DELTA ELECTRONICS THAI-NVDR	(53,100)	(152,365)	(17,635)	0.41	USD	SOFR-1D	Common Stock	Electronic Equipment, Instruments & Components
RAYTHEON TECHNOLOGIES CORP	(1,844)	(216,652)	(7,413)	0.17	USD	SOFR-1D	Common Stock	Aerospace & Defense
TAKE-TWO INTERACTV SOFTWR INC	(1,140)	(171,604)	(262)	0.01	USD	SOFR-1D	Common Stock	Entertainment
Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark plus or minus a specified spread ranging from (.58)% to .31% on short/long CFDs, respectively.	Monthly	Goldman Sachs International Ltd.	Jun 2039 to Dec 2039	5,935,005	(79,132)	(1,494)	(80,626)
Description	Shares	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
DEXCOM INC	1,456	98,746	(2,737)	0.03	USD	SOFR-1D	Common Stock	Health Care Equipment & Supplies
ANTOFAGASTA PLC	(5,011)	(130,126)	(4,661)	0.06	GBP	SONIA	Common Stock	Metals & Mining
AT&T INC	(10,563)	(203,338)	(2,852)	0.04	USD	SOFR-1D	Common Stock	Diversified Telecommunication Services
BANK OF QUEENSLAND LTD	(36,138)	(149,121)	(945)	0.01	AUD	BBSW-1M	Common Stock	Banks
BRIDGEPOINT GROUP PLC	(57,514)	(216,636)	(11,830)	0.15	GBP	SONIA	Common Stock	Capital Markets
CAIXABANK SA	(20,836)	(121,521)	(607)	0.01	EUR	ESTR-1D	Common Stock	Banks
CARGOTEC CORP B	(1,933)	(98,575)	(4,013)	0.05	EUR	ESTR-1D	Common Stock	Machinery
CARLYLE GROUP INC (THE)	(3,138)	(156,084)	(3,828)	0.05	USD	SOFR-1D	Common Stock	Capital Markets
CK INFRASTRUCTURE HOLDINGS LTD	(13,000)	(86,774)	499	(0.01)	HKD	HIBOR-1M	Common Stock	Electric Utilities
CME GROUP INC CL A	(764)	(147,994)	2,666	(0.03)	USD	SOFR-1D	Common Stock	Capital Markets
CRH PLC	(2,817)	(240,171)	(8,909)	0.11	GBP	SONIA	Common Stock	Construction Materials
DAYFORCE INC	(1,593)	(94,433)	(8,921)	0.11	USD	SOFR-1D	Common Stock	Professional Services
DECKERS OUTDOOR CORP	(188)	(173,454)	(2,143)	0.03	USD	SOFR-1D	Common Stock	Textiles, Apparel & Luxury Goods
DELIVERY HERO SE	(3,798)	(84,499)	(4,840)	0.06	EUR	ESTR-1D	Common Stock	Hotels, Restaurants & Leisure
DENKA CO LTD	(11,800)	(171,962)	(87)	0.00	JPY	TONAR	Common Stock	Chemicals
ELIS SA	(3,785)	(87,579)	(244)	0.00	EUR	ESTR-1D	Common Stock	Commercial Services & Supplies
EPAM SYSTEMS INC	(492)	(105,844)	(699)	0.01	USD	SOFR-1D	Common Stock	IT Services
FIFTH THIRD BANCORP	(1,774)	(75,111)	(142)	0.00	USD	SOFR-1D	Common Stock	Banks
FORD MOTOR CO	(6,705)	(72,548)	134	(0.00)	USD	SOFR-1D	Common Stock	Automobiles
GROCERY OUTLET HOLDING CORP	(2,140)	(41,858)	3,231	(0.04)	USD	SOFR-1D	Common Stock	Consumer Staples Distribution & Retail
HUHTAMAKI OYJ	(1,461)	(59,231)	853	(0.01)	EUR	ESTR-1D	Common Stock	Containers & Packaging
INCYTE CORP	(2,274)	(147,969)	6,185	(0.08)	USD	SOFR-1D	Common Stock	Biotechnology
INTL BUS MACH CORP	(1,057)	(203,092)	(1,163)	0.01	USD	SOFR-1D	Common Stock	IT Services
KKR & CO INC	(912)	(112,586)	(3,156)	0.04	USD	SOFR-1D	Common Stock	Capital Markets
LULULEMON ATHLETICA INC	(394)	(101,912)	(1,048)	0.01	USD	SOFR-1D	Common Stock	Textiles, Apparel & Luxury Goods
MARKETAXESS HLDGS INC	(555)	(124,059)	272	(0.00)	USD	SOFR-1D	Common Stock	Capital Markets
MEDTRONIC PLC	(2,493)	(200,238)	1,222	(0.02)	USD	SOFR-1D	Common Stock	Health Care Equipment & Supplies
NIO INC ADR	(18,919)	(84,000)	(378)	0.00	USD	SOFR-1D	Common Stock	Automobiles
PAYPAL HLDGS INC	(2,874)	(189,052)	(5,116)	0.06	USD	SOFR-1D	Common Stock	Financial Services
PEARSON PLC	(17,871)	(242,473)	(2,394)	0.03	GBP	SONIA	Common Stock	Diversified Consumer Services
PERFORMANCE FOOD GROUP CO	(1,817)	(125,373)	(345)	0.00	USD	SOFR-1D	Common Stock	Consumer Staples Distribution & Retail
PERNOD-RICARD	(1,065)	(142,922)	1,207	(0.02)	EUR	ESTR-1D	Common Stock	Beverages
PRICE (T ROWE)GROUP INC	(454)	(51,851)	(686)	0.01	USD	SOFR-1D	Common Stock	Capital Markets
QUALYS INC	(403)	(60,103)	(197)	0.00	USD	SOFR-1D	Common Stock	Software
RIGHTMOVE PLC	(13,265)	(98,258)	(3,101)	0.04	GBP	SONIA	Common Stock	Interactive Media & Services
SCHNEIDER ELECTRIC SE	(875)	(210,906)	(4,090)	0.05	EUR	ESTR-1D	Common Stock	Electrical Equipment
SITC INTL HOLDINGS CO LTD	(68,000)	(151,443)	(1,393)	0.02	HKD	HIBOR-1M	Common Stock	Marine Transportation
SOCIONEXT INC	(8,100)	(163,569)	3,492	(0.04)	JPY	TONAR	Common Stock	Semiconductors & Semiconductor Equipment
STARBUCKS CORP	(2,798)	(218,104)	(5,624)	0.07	USD	SOFR-1D	Common Stock	Hotels, Restaurants & Leisure
TEXAS INSTRUMENTS INC	(820)	(167,124)	(2,312)	0.03	USD	SOFR-1D	Common Stock	Semiconductors & Semiconductor Equipment
TOYODA GOSEI CO	(8,900)	(165,577)	(8,468)	0.11	JPY	TONAR	Common Stock	Automobile Components
TREX CO INC	(1,457)	(121,849)	1,268	(0.02)	USD	SOFR-1D	Common Stock	Building Products
VALEO SA	(5,455)	(62,335)	(1,911)	0.02	EUR	ESTR-1D	Common Stock	Automobile Components
WATCHES OF SWITZERLAND GROUP LTD	(10,452)	(54,660)	(725)	0.01	GBP	SONIA	Common Stock	Specialty Retail
YUM BRANDS INC	(903)	(119,945)	(596)	0.01	USD	SOFR-1D	Common Stock	Hotels, Restaurants & Leisure
Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark plus or minus a specified spread ranging from .05% to .08% on short/long CFDs, respectively.	Monthly	HSBC Bank PLC	Oct 2025	262,535	3,968	-	3,968
Description	Shares	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
DESCARTES SYS GROUP INC	(984)	(100,024)	(2,204)	(0.56)	USD	SOFR-1D	Common Stock	Software
OCCIDENTAL PETROLEUM CORP	(2,672)	(162,511)	6,172	1.56	USD	SOFR-1D	Common Stock	Oil, Gas & Consumable Fuels
Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark plus or minus a specified spread ranging from (3.00)% to .30% on short/long CFDs, respectively.	Monthly	JP Morgan Securities PLC	Jul 2029 to Aug 2029	4,056,735	(42,841)	340	(42,501)
Description	Shares	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
APPLIED MATERIALS INC	518	109,920	(16,162)	0.38	USD	SOFR-1D	Common Stock	Semiconductors & Semiconductor Equipment
ASKUL CORP	3,400	48,320	131	(0.00)	JPY	TONAR	Common Stock	Broadline Retail
AUCTION TECHNOLOGY GROUP PLC	7,021	45,761	1,291	(0.03)	GBP	SONIA	Common Stock	Diversified Consumer Services
HARMONIC DRIVE SYSTEMS INC	4,700	130,046	(12,080)	0.28	JPY	TONAR	Common Stock	Machinery
NATIONAL GRID PLC	2,982	37,836	1,093	(0.03)	GBP	SONIA	Common Stock	Multi-Utilities
RESORTTRUST INC	10,500	177,541	9,883	(0.23)	JPY	TONAR	Common Stock	Hotels, Restaurants & Leisure
SERCO GROUP PLC	47,348	116,563	2,072	(0.05)	GBP	SONIA	Common Stock	Commercial Services & Supplies
SHIN-ETSU CHEMICAL CO LTD	2,500	111,077	(986)	0.02	JPY	TONAR	Common Stock	Chemicals
SIMPLEX HOLDINGS INC	7,600	109,938	(26,026)	0.61	JPY	TONAR	Common Stock	IT Services
SSE PLC	9,376	226,663	483	(0.01)	GBP	SONIA	Common Stock	Electric Utilities
UNILEVER PLC ORD	2,586	158,922	12,447	(0.29)	GBP	SONIA	Common Stock	Personal Care Products
ABB LTD	(3,780)	(209,815)	8,953	(0.21)	CHF	SARON-1D	Common Stock	Electrical Equipment
ASSET WORLD CORP PCL (FOR)	(636,900)	(65,217)	129	(0.00)	USD	SOFR-1D	Common Stock	Hotels, Restaurants & Leisure
CAE INC	(3,520)	(64,044)	1,785	(0.04)	CAD	CORRA	Common Stock	Aerospace & Defense
CANADIAN TIRE LTD A PHYS DELIVERY	(760)	(78,045)	(463)	0.01	CAD	CORRA	Common Stock	Broadline Retail
CHUGAI PHARMACEUTICAL CO LTD	(3,600)	(157,113)	(4,419)	0.10	JPY	TONAR	Common Stock	Pharmaceuticals
COLLIERS INTERNATIONAL GROUP INC	(1,305)	(175,875)	(16,768)	0.39	CAD	CORRA	Common Stock	Real Estate Management & Development
FLOOR & DECOR HOLDINGS INC	(1,257)	(123,186)	(4,123)	0.10	USD	SOFR-1D	Common Stock	Specialty Retail
GEBERIT AG (REG)	(181)	(115,560)	(1,609)	0.04	CHF	SARON-1D	Common Stock	Building Products
KOBAYASHI PHARMAC CO LTD	(1,900)	(76,429)	(5,061)	0.12	JPY	TONAR	Common Stock	Personal Care Products
MINERAL RESOURCES LTD	(3,195)	(113,411)	5,595	(0.13)	AUD	BBSW-1M	Common Stock	Metals & Mining
NISSAN MOTOR CO LTD ORD	(24,000)	(76,179)	432	(0.01)	JPY	TONAR	Common Stock	Automobiles
OTSUKA HOLDINGS CO LTD	(4,000)	(203,873)	(11,730)	0.27	JPY	TONAR	Common Stock	Pharmaceuticals
REGIS RESOURCES LTD	(59,892)	(65,604)	7,834	(0.18)	AUD	BBSW-1M	Common Stock	Metals & Mining
REMY COINTREAU SA	(1,279)	(100,920)	3,314	(0.08)	EUR	ESTR-1D	Common Stock	Beverages
SANDFIRE RESOURCES LTD	(13,218)	(75,202)	3,285	(0.08)	AUD	BBSW-1M	Common Stock	Metals & Mining
SERVICE STREAM LTD	(86,992)	(79,644)	(4,267)	0.10	AUD	BBSW-1M	Common Stock	Construction & Engineering
SIEMENS AG (REGD)	(1,024)	(187,491)	10,770	(0.25)	EUR	ESTR-1D	Common Stock	Industrial Conglomerates
SOLVENTUM CORP	(1,969)	(115,935)	(19,454)	0.45	USD	SOFR-1D	Common Stock	Health Care Equipment & Supplies
STRAUMANN HOLDG AG (REGD)	(814)	(104,967)	6,689	(0.16)	CHF	SARON-1D	Common Stock	Health Care Equipment & Supplies
SUN LIFE FINANCIAL INC	(4,439)	(220,367)	(1)	0.00	CAD	CORRA	Common Stock	Insurance
WEIBO CORP SPON ADR	(15,898)	(122,733)	12,400	(0.29)	USD	SOFR-1D	Common Stock	Interactive Media & Services
WESTPAC BANKING CORP	(5,247)	(102,252)	(7,594)	0.18	AUD	BBSW-1M	Common Stock	Banks
ZURICH INSURANCE GROUP AG	(273)	(150,286)	(684)	0.02	CHF	SARON-1D	Common Stock	Insurance
Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively.	Monthly	Morgan Stanley & Co. International PLC	Jun 2026	2,978,452	51,302	15,271	66,573
Description	Shares	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
AGNICO EAGLE MINES LTD	2,345	180,964	21,386	0.42	USD	SOFR-1D	Common Stock	Metals & Mining
ALLISON TRANSMISSION HLDGS INC	902	79,908	11,401	0.22	USD	SOFR-1D	Common Stock	Machinery
CONTINENTAL AG	1,908	116,968	5,646	0.11	EUR	ESTR-1D	Common Stock	Automobile Components
FORVIA	9,277	108,784	(4,920)	(0.10)	EUR	ESTR-1D	Common Stock	Automobile Components
NN GROUP NV	3,450	173,023	7,057	0.14	EUR	ESTR-1D	Common Stock	Insurance
ROCHE HOLDINGS AG (GENUSSCHEINE)	541	175,154	(998)	(0.02)	CHF	SARON-1D	Common Stock	Pharmaceuticals
SIEMENS ENERGY AG	8,214	239,219	8,535	0.17	EUR	ESTR-1D	Common Stock	Industrial Conglomerates
SIKA AG	288	87,540	-	-	CHF	SARON-1D	Common Stock	Chemicals
SOPRA STERIA GROUP	592	109,943	(12,878)	(0.25)	EUR	ESTR-1D	Common Stock	IT Services
SWISS RE LTD	1,071	132,327	-	-	CHF	SARON-1D	Common Stock	Insurance
TELE2 AB B SHS	15,566	160,178	9,375	0.18	SEK	STIBO-1M	Common Stock	Wireless Telecommunication Services
CASEY GENERAL STORES	(299)	(115,964)	(5,256)	(0.10)	USD	SOFR-1D	Common Stock	Consumer Staples Distribution & Retail
DR ING HC F PORSCHE AG PFD	(1,236)	(93,072)	(805)	(0.02)	EUR	ESTR-1D	Preferred Stock	Automobiles
EQUINOR ASA	(4,809)	(127,343)	7,421	0.14	NOK	NIBOR-1M	Common Stock	Oil, Gas & Consumable Fuels
FORTUM OYJ	(8,955)	(137,523)	(3,660)	(0.07)	EUR	ESTR-1D	Common Stock	Electric Utilities
HEXAGON AB SER B	(19,285)	(196,407)	21,578	0.42	SEK	STIBO-1M	Common Stock	Electronic Equipment, Instruments & Components
JDE PEETS BV	(6,360)	(139,589)	(9,843)	(0.19)	EUR	ESTR-1D	Common Stock	Food Products
SODEXO	(1,950)	(184,764)	(15,828)	(0.31)	EUR	ESTR-1D	Common Stock	Hotels, Restaurants & Leisure
SVENSKA CELLULOSA AB CL B	(7,902)	(107,434)	5,313	0.10	SEK	STIBO-1M	Common Stock	Paper & Forest Products
VERIZON COMMUNICATIONS INC	(3,376)	(136,796)	2,026	0.04	USD	SOFR-1D	Common Stock	Diversified Telecommunication Services
VOLKSWAG PFD PERP	(1,573)	(175,552)	5,752	0.11	EUR	ESTR-1D	Preferred Stock	Automobiles

Benchmark Abbreviations & Rates
Benchmark		Benchmark Rate
BBSW-1M	Bank Bill Swap Rate	4.34%
CORRA	Canadian Overnight Repo Rate Average	4.53%
ESTR-1D	Euro Short-Term Rate	3.65%
HIBOR-1M	Hong Kong Inter-Bank Offered Rate	4.52%
NIBOR-1M	Norwegian Interbank Offered Rate	4.63%
SARON-1D	Swiss Average Rate Overnight	1.21%
SOFR-1D	Secured Overnight Financing Rate	5.38%
SONIA	Sterling Overnight Average	5.20%
STIBO-1M	Stockholm Interbank Offered Rate	3.68%
TONAR	Tokyo Overnight Average Rate	0.08%

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
KRW	-	Korean won
NOK	-	Norwegian krone
SEK	-	Swedish krona
THB	-	Thai baht
TWD	-	Taiwanese dollar
USD	-	U.S. dollar

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,578 or 0.7% of net assets.

(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	10,000,000	10,000,000	2,979	-	-	-	0.0%
Total	-	10,000,000	10,000,000	2,979	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,016,502	790,466	226,036	-
Consumer Discretionary	1,152,321	1,152,321	-	-
Consumer Staples	779,991	779,991	-	-
Financials	1,375,262	1,375,262	-	-
Health Care	874,080	874,080	-	-
Industrials	1,562,810	1,418,293	144,517	-
Information Technology	837,280	238,652	598,628	-
Materials	526,706	378,851	147,855	-
Real Estate	64,379	64,379	-	-

Money Market Funds	1,905,390	1,905,390	-	-
Total Investments in Securities:	10,094,721	8,977,685	1,117,036	-
Derivative Instruments: Assets
Forward Foreign Currency Contracts	51,609	-	51,609	-
Swaps	70,541	-	70,541	-
Total Assets	122,150	-	122,150	-
Liabilities
Forward Foreign Currency Contracts	(34,564)	-	(34,564)	-
Swaps	(164,336)	-	(164,336)	-
Total Liabilities	(198,900)	-	(198,900)	-
Total Derivative Instruments:	(76,750)	-	(76,750)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Swaps	70,541	(164,336)
Total Equity Risk	70,541	(164,336)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	51,609	(34,564)
Total Foreign Exchange Risk	51,609	(34,564)
Total Value of Derivatives	122,150	(198,900)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Goldman Sachs Intl.	14,869	(82,938)	-	-	(68,069)
HSBC Bank	28,058	(2,962)	-	-	25,096
JPMorgan Chase Bank, N.A.	10,144	(69,400)	-	-	(59,256)
Morgan Stanley Cap. Group, Inc	67,140	(361)	-	-	66,779
UBS AG	1,939	(43,239)	-	-	(41,300)
Total	$122,150	$(198,900)	$-	$-	$(76,750)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $9,962,802):		$10,094,721
Foreign currency held at value (cost $58,838)		58,833
Unrealized appreciation on forward foreign currency contracts		51,609
Receivable for unsettled total return swaps		31,114
Dividends receivable		3,951
Bi-lateral OTC swaps, at value		70,541
Prepaid expenses		106,008
Receivable from investment adviser for expense reductions		22,742
Total assets		10,439,519
Liabilities
Payable to custodian bank	$208,126
Unrealized depreciation on forward foreign currency contracts	34,564
Bi-lateral OTC swaps, at value	164,336
Accrued management fee	8,375
Distribution and service plan fees payable	1,465
Other affiliated payables	282
Other payables and accrued expenses	16,948
Total liabilities		434,096
Net Assets		$10,005,423
Net Assets consist of:
Paid in capital		$10,081,250
Total accumulated earnings (loss)		(75,827)
Net Assets		$10,005,423

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($992,459 ÷ 100,000 shares)(a)		$9.92
Maximum offering price per share (100/94.25 of $9.92)		$10.53
Class M :
Net Asset Value and redemption price per share ($992,201 ÷ 100,000 shares)(a)		$9.92
Maximum offering price per share (100/96.50 of $9.92)		$10.28
Class C :
Net Asset Value and offering price per share ($991,685 ÷ 100,000 shares)(a)		$9.92
Fidelity Equity Market Neutral Fund :
Net Asset Value, offering price and redemption price per share ($5,043,592 ÷ 508,065 shares)		$9.93
Class I :
Net Asset Value, offering price and redemption price per share ($992,717 ÷ 100,000 shares)		$9.93
Class Z :
Net Asset Value, offering price and redemption price per share ($992,769 ÷ 100,000 shares)		$9.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 25, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Investment Income
Dividends		$14,273
Special dividends		102,391
Income from Fidelity Central Funds		2,979
Income before foreign taxes withheld		$119,643
Less foreign taxes withheld		(860)
Total income		118,783
Expenses
Management fee	$10,121
Distribution and service plan fees	1,771
Custodian fees and expenses	1,379
Independent trustees' fees and expenses	366
Registration fees	13,655
Audit fees	13,134
Total expenses before reductions	40,426
Expense reductions	(27,116)
Total expenses after reductions		13,310
Net Investment income (loss)		105,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Forward foreign currency contracts	(50,538)
Foreign currency transactions	5,662
Swaps	(191,593)
Total net realized gain (loss)		(236,469)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	131,538
Fidelity Central Funds	381
Forward foreign currency contracts	17,045
Swaps	(93,795)
Total change in net unrealized appreciation (depreciation)		55,169
Net gain (loss)		(181,300)
Net increase (decrease) in net assets resulting from operations		$(75,827)
Statement of Changes in Net Assets

For the period June 25, 2024 (commencement of operations) through July 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,473
Net realized gain (loss)	(236,469)
Change in net unrealized appreciation (depreciation)	55,169
Net increase (decrease) in net assets resulting from operations	(75,827)
Share transactions - net increase (decrease)	10,081,250
Total increase (decrease) in net assets	10,005,423

Net Assets
Beginning of period	-
End of period	$10,005,423

Financial Highlights
Fidelity Advisor® Equity Market Neutral Fund Class A

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10 D
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.08)
Net asset value, end of period	$9.92
Total Return E,F,G	(.80) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	4.06% J
Expenses net of fee waivers, if any	1.35 % J
Expenses net of all reductions	1.35% J
Net investment income (loss)	10.29% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$992
Portfolio turnover rate K	0 % L

AFor the period June 25, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .22%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Fidelity Advisor® Equity Market Neutral Fund Class M

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10 D
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.08)
Net asset value, end of period	$9.92
Total Return E,F,G	(.80) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	4.31% J
Expenses net of fee waivers, if any	1.60 % J
Expenses net of all reductions	1.60% J
Net investment income (loss)	10.03% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$992
Portfolio turnover rate K	0 % L

AFor the period June 25, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.04)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Fidelity Advisor® Equity Market Neutral Fund Class C

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10 D
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.08)
Net asset value, end of period	$9.92
Total Return E,F,G	(.80) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	4.81% J
Expenses net of fee waivers, if any	2.10 % J
Expenses net of all reductions	2.10% J
Net investment income (loss)	9.51% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$992
Portfolio turnover rate K	0 % L

AFor the period June 25, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.55)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Fidelity® Equity Market Neutral Fund

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11 D
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.07)
Net asset value, end of period	$9.93
Total Return E,F	(.70) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.81% I
Expenses net of fee waivers, if any	1.10 % I
Expenses net of all reductions	1.10% I
Net investment income (loss)	10.55% D,I
Supplemental Data
Net assets, end of period (000 omitted)	$5,044
Portfolio turnover rate J	0 % K

AFor the period June 25, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .48%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Equity Market Neutral Fund Class I

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11 D
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.07)
Net asset value, end of period	$9.93
Total Return E,F	(.70) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.81% I
Expenses net of fee waivers, if any	1.10 % I
Expenses net of all reductions	1.10% I
Net investment income (loss)	10.54% D,I
Supplemental Data
Net assets, end of period (000 omitted)	$993
Portfolio turnover rate J	0 % K

AFor the period June 25, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .48%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Equity Market Neutral Fund Class Z

Six months ended (Unaudited) July 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11 D
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.07)
Net asset value, end of period	$9.93
Total Return E,F	(.70) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.76% I
Expenses net of fee waivers, if any	1.05 % I
Expenses net of all reductions	1.05% I
Net investment income (loss)	10.60% D,I
Supplemental Data
Net assets, end of period (000 omitted)	$993
Portfolio turnover rate J	0 % K

AFor the period June 25, 2024 (commencement of operations) through July 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .53%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Equity Market Neutral Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Equity Market Neutral Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$697,949
Gross unrealized depreciation	(642,780)
Net unrealized appreciation (depreciation)	$55,169
Tax cost	$9,962,802

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Equity Market Neutral Fund
Equity Risk
Swaps	(191,593)	(93,795)
Total Equity Risk	(191,593)	(93,795)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(50,538)	17,045
Total Foreign Exchange Risk	(50,538)	17,045
Totals	(242,131)	(76,750)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into contracts for difference (CFD), which are total return swap transactions, to obtain exposure to long and/or short positions in a single equity stock or financial index for hedging, efficient portfolio management and investment purposes. The Fund may trade in and out of these long and short positions and receives the economic benefits and risks equivalent to direct investments in these positions, which includes unrealized appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Fund and the counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables).
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Market Neutral Fund	8,057,971	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	1.00%
Class M	1.00%
Class C	1.00%
Fidelity Equity Market Neutral Fund	1.00%
Class I	1.00%
Class Z	.95%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	253	253
Class M	.25%	.25%	506	506
Class C	.75%	.25%	1,012	1,012
			1,771	1,771

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, there were no sales charge amounts retained by FDC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.35%	2,697
Class M	1.60%	2,689
Class C	2.10%	2,673
Fidelity Equity Market Neutral Fund	1.10%	13,645
Class I	1.10%	2,705
Class Z	1.05%	2,707
		27,116
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended July 31, 2024A	Six months ended July 31, 2024A
Fidelity Equity Market Neutral Fund
Class A
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
Class M
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
Class C
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
Fidelity Equity Market Neutral Fund
Shares sold	508,088	$5,081,477
Shares redeemed	(23)	(227)
Net increase (decrease)	508,065	$5,081,250
Class I
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
Class Z
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000

A For the period June 25, 2024 (commencement of operations) through July 31, 2024.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Equity Market Neutral Fund	99%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Market Neutral Fund

At its May 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the fund's management contract with Fidelity Diversifying Solutions LLC (FDS), the sub-advisory agreements with affiliates of FDS, the sub-advisory agreement with FIL Investment Advisors (FIA), and the sub-subadvisory agreement between FIA and FIA (UK)  (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and FIA's investment staff, including their size, education, experience, and resources, as well as Fidelity's and FIA's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and FIA's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and FIA's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FDS's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered the fund's proposed class-level management fee rates under the management contract. The Board also considered other expenses, such as transfer agent fees, and pricing and bookkeeping fees paid by FDS under the fund's unitary fee arrangement. In reviewing the Advisory Contracts, the Board also considered the projected total net expense ratio of each class of the fund.
The Board noted that the fund's proposed class-level management fee rates were lower than the median fee rate of funds with similar Morningstar categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expense. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expense related to the management of the fund's assets, which do not vary by class. The Board also considered that the projected total net expense ratio of each class of the fund was below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit each class of the fund's total operating expenses, with certain limited exceptions, as a percentage of their respective net assets exceed a certain limit through May 31, 2025.
Based on its review, the Board concluded that the proposed management fee and projected total net expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for each class of the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory, sub-advisory and sub-subadvisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be approved through November 2025.

1.991186.100
EMN-SANN-0924
Fidelity® Hedged Equity Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Hedged Equity Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.7%
Frontier Communications Parent, Inc. (a)	1,792	52,506
Liberty Global Ltd. Class A	3,866	75,348
Verizon Communications, Inc.	38,884	1,575,580
		1,703,434
Entertainment - 1.3%
Liberty Media Corp. Liberty Formula One Class A	983	72,713
Madison Square Garden Sports Corp. (a)	255	51,105
Netflix, Inc. (a)	2,476	1,555,795
Roblox Corp. (a)	1,011	41,977
Spotify Technology SA (a)	406	139,640
The Walt Disney Co.	12,761	1,195,578
TKO Group Holdings, Inc.	571	62,439
		3,119,247
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A	56,790	9,741,757
IAC, Inc. (a)	583	30,788
Meta Platforms, Inc. Class A	11,503	5,461,969
Pinterest, Inc. Class A (a)	1,463	46,743
		15,281,257
Media - 0.2%
Fox Corp. Class A	9,703	369,102
Liberty Media Corp. Liberty SiriusXM Class A	2,109	47,706
The New York Times Co. Class A	945	50,643
The Trade Desk, Inc. Class A (a)	941	84,577
		552,028
TOTAL COMMUNICATION SERVICES		20,655,966
CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 0.1%
Autoliv, Inc.	587	59,369
Gentex Corp.	1,694	52,616
Lear Corp.	660	80,546
		192,531
Automobiles - 1.5%
Ford Motor Co.	35,102	379,804
Tesla, Inc. (a)	14,701	3,411,661
		3,791,465
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	48,997	9,161,459
Coupang, Inc. Class A (a)	2,126	44,115
		9,205,574
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,158	67,095
Service Corp. International	1,529	122,182
		189,277
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (a)	3,088	430,961
Aramark	3,127	107,162
Boyd Gaming Corp.	2,314	140,853
Choice Hotels International, Inc. (b)	732	93,293
Churchill Downs, Inc.	389	55,845
Domino's Pizza, Inc.	462	198,059
Doordash, Inc. (a)	635	70,307
Draftkings Holdings, Inc. (a)	1,804	66,658
Expedia Group, Inc. (a)	1,507	192,399
Hilton Grand Vacations, Inc. (a)	1,128	48,741
Hyatt Hotels Corp. Class A	1,570	231,308
Light & Wonder, Inc. Class A (a)	1,089	116,741
McDonald's Corp.	6,265	1,662,731
MGM Resorts International (a)	7,238	311,017
Planet Fitness, Inc. (a)	554	40,830
Texas Roadhouse, Inc.	1,168	203,944
Vail Resorts, Inc.	295	53,693
Wingstop, Inc.	120	44,866
Wyndham Hotels & Resorts, Inc.	1,371	103,812
		4,173,220
Household Durables - 0.4%
NVR, Inc. (a)	55	473,411
Tempur Sealy International, Inc.	1,898	99,360
Toll Brothers, Inc.	1,946	277,714
TopBuild Corp. (a)	158	75,609
		926,094
Specialty Retail - 1.7%
AutoNation, Inc. (a)	454	86,587
Burlington Stores, Inc. (a)	411	106,992
Floor & Decor Holdings, Inc. Class A (a)	609	59,682
Lithia Motors, Inc. Class A (sub. vtg.)	212	58,582
Murphy U.S.A., Inc.	276	139,358
Penske Automotive Group, Inc.	617	107,426
Ross Stores, Inc.	5,390	772,010
The Home Depot, Inc.	7,053	2,596,632
Ulta Beauty, Inc. (a)	601	219,299
Valvoline, Inc. (a)	1,265	58,823
Williams-Sonoma, Inc.	636	98,376
		4,303,767
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	9,680	724,645
Ralph Lauren Corp. Class A	1,036	181,911
		906,556
TOTAL CONSUMER DISCRETIONARY		23,688,484
CONSUMER STAPLES - 5.8%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	18,412	631,163
PepsiCo, Inc.	9,394	1,622,062
The Coca-Cola Co.	27,602	1,842,157
		4,095,382
Consumer Staples Distribution & Retail - 2.0%
Albertsons Companies, Inc.	3,229	64,031
BJ's Wholesale Club Holdings, Inc. (a)	1,232	108,367
Casey's General Stores, Inc.	348	134,968
Costco Wholesale Corp.	2,499	2,054,178
Performance Food Group Co. (a)	1,564	107,916
Sprouts Farmers Market LLC (a)	994	99,291
Target Corp.	3,731	561,180
U.S. Foods Holding Corp. (a)	2,662	144,786
Walmart, Inc.	24,069	1,652,096
		4,926,813
Food Products - 0.7%
Campbell Soup Co.	7,851	367,898
Flowers Foods, Inc.	1,658	37,338
Ingredion, Inc.	407	50,619
Kellanova	10,387	604,004
Post Holdings, Inc. (a)	1,345	147,089
The Hershey Co.	3,172	626,407
		1,833,355
Household Products - 1.4%
Colgate-Palmolive Co.	11,425	1,133,246
Procter & Gamble Co.	14,125	2,270,735
		3,403,981
Personal Care Products - 0.0%
BellRing Brands, Inc. (a)	771	39,537
TOTAL CONSUMER STAPLES		14,299,068
ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	13,929	672,631
TechnipFMC PLC	1,182	34,869
		707,500
Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream GP LP	5,075	72,877
Antero Resources Corp. (a)	1,888	54,790
Cheniere Energy, Inc.	1,370	250,217
Chesapeake Energy Corp.	1,009	77,017
Chevron Corp.	11,697	1,877,018
Chord Energy Corp.	364	62,484
CNX Resources Corp. (a)	2,265	59,955
Diamondback Energy, Inc.	3,282	663,981
DT Midstream, Inc.	742	55,917
Exxon Mobil Corp.	28,066	3,328,347
HF Sinclair Corp.	1,331	68,507
Kinder Morgan, Inc.	32,194	680,259
Marathon Oil Corp.	13,231	371,130
Matador Resources Co.	1,353	83,182
Ovintiv, Inc.	3,176	147,493
Permian Resource Corp. Class A	4,995	76,623
Range Resources Corp.	1,648	51,467
Southwestern Energy Co. (a)	6,407	41,325
		8,022,589
TOTAL ENERGY		8,730,089
FINANCIALS - 12.9%
Banks - 3.2%
Bank of America Corp.	53,651	2,162,672
Cullen/Frost Bankers, Inc.	518	60,637
East West Bancorp, Inc.	905	79,540
First Citizens Bancshares, Inc.	59	123,174
First Horizon National Corp.	4,122	68,961
JPMorgan Chase & Co.	18,315	3,897,432
Nu Holdings Ltd. Class A (a)	3,961	48,047
Old National Bancorp, Indiana	2,480	49,650
Pinnacle Financial Partners, Inc.	1,192	114,813
Prosperity Bancshares, Inc.	1,028	74,551
Synovus Financial Corp.	1,320	61,710
U.S. Bancorp	18,675	838,134
Wintrust Financial Corp.	841	90,996
Zions Bancorporation NA	1,062	54,874
		7,725,191
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	274	50,860
Ameriprise Financial, Inc.	1,649	709,185
Ares Management Corp. Class A,	1,389	212,795
Blackstone, Inc.	5,739	815,799
Carlyle Group LP	2,931	145,788
Charles Schwab Corp.	9,593	625,368
Coinbase Global, Inc. (a)	218	48,910
Evercore, Inc. Class A	557	139,467
Franklin Resources, Inc.	9,357	213,995
Houlihan Lokey	383	57,546
Interactive Brokers Group, Inc.	944	112,591
Jefferies Financial Group, Inc.	3,777	220,841
KKR & Co., Inc.	4,696	579,721
Lazard, Inc. Class A	1,192	58,611
LPL Financial	456	101,013
Morgan Stanley	13,273	1,369,906
Morningstar, Inc.	164	52,095
NASDAQ, Inc.	7,042	476,603
SEI Investments Co.	1,508	102,303
Stifel Financial Corp.	1,138	100,906
Tradeweb Markets, Inc. Class A	859	95,933
Virtu Financial, Inc. Class A	2,042	55,787
		6,346,023
Consumer Finance - 0.1%
Ally Financial, Inc.	3,161	142,277
OneMain Holdings, Inc.	856	44,735
SLM Corp.	2,459	55,795
		242,807
Financial Services - 4.7%
Apollo Global Management, Inc.	1,064	133,330
Berkshire Hathaway, Inc. Class B (a)	10,920	4,788,420
Block, Inc. Class A (a)	1,141	70,605
Corpay, Inc. (a)	844	246,296
Equitable Holdings, Inc.	3,016	131,528
MasterCard, Inc. Class A	5,871	2,722,441
MGIC Investment Corp.	2,374	58,970
PayPal Holdings, Inc. (a)	7,271	478,286
Visa, Inc. Class A	10,772	2,861,797
Voya Financial, Inc.	1,244	90,476
WEX, Inc. (a)	213	39,075
		11,621,224
Insurance - 2.1%
AFLAC, Inc.	8,924	851,171
American Financial Group, Inc.	979	128,210
Arthur J. Gallagher & Co.	3,664	1,038,707
Fidelity National Financial, Inc.	1,744	96,635
Loews Corp.	7,500	599,625
Markel Group, Inc. (a)	130	213,051
Old Republic International Corp.	2,928	101,367
Prudential Financial, Inc.	7,859	984,890
Reinsurance Group of America, Inc.	581	130,975
RenaissanceRe Holdings Ltd.	228	52,875
Selective Insurance Group, Inc.	466	42,089
Unum Group	1,038	59,716
W.R. Berkley Corp.	8,488	467,943
Willis Towers Watson PLC	1,642	463,504
		5,230,758
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp. (b)	5,703	57,087
Annaly Capital Management, Inc.	6,415	127,723
Rithm Capital Corp.	8,135	94,447
Starwood Property Trust, Inc.	8,126	162,114
		441,371
TOTAL FINANCIALS		31,607,374
HEALTH CARE - 11.4%
Biotechnology - 2.0%
AbbVie, Inc.	10,932	2,025,918
Alnylam Pharmaceuticals, Inc. (a)	288	68,388
BioMarin Pharmaceutical, Inc. (a)	1,652	139,313
Exelixis, Inc. (a)	3,607	84,584
Gilead Sciences, Inc.	12,160	924,890
Moderna, Inc. (a)	2,024	241,301
Natera, Inc. (a)	119	12,184
Neurocrine Biosciences, Inc. (a)	859	121,609
Regeneron Pharmaceuticals, Inc. (a)	984	1,061,923
Repligen Corp. (a)	276	46,189
United Therapeutics Corp. (a)	205	64,224
		4,790,523
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	16,287	1,203,284
Dentsply Sirona, Inc.	1,695	46,002
DexCom, Inc. (a)	2,530	171,585
GE Healthcare Technologies, Inc.	4,440	375,757
Globus Medical, Inc. (a)	1,115	80,235
Haemonetics Corp. (a)	141	12,697
Hologic, Inc. (a)	5,329	434,900
Intuitive Surgical, Inc. (a)	2,366	1,051,947
Medtronic PLC	12,463	1,001,028
Penumbra, Inc. (a)	159	26,567
ResMed, Inc.	1,339	285,542
Zimmer Biomet Holdings, Inc.	4,706	524,013
		5,213,557
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	779	50,518
Chemed Corp.	137	78,112
CVS Health Corp.	10,850	654,581
Encompass Health Corp.	1,504	139,782
HCA Holdings, Inc.	2,481	900,727
Humana, Inc.	1,561	564,473
Tenet Healthcare Corp. (a)	557	83,383
UnitedHealth Group, Inc.	6,085	3,505,934
		5,977,510
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	449	86,177
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (a)	2,956	79,073
Bruker Corp.	1,117	76,526
Danaher Corp.	4,297	1,190,613
Medpace Holdings, Inc. (a)	134	51,258
QIAGEN NV	2,804	124,750
Thermo Fisher Scientific, Inc.	2,705	1,659,085
		3,181,305
Pharmaceuticals - 3.5%
Catalent, Inc. (a)	1,394	82,720
Elanco Animal Health, Inc. (a)	4,278	55,785
Eli Lilly & Co.	4,417	3,552,461
Jazz Pharmaceuticals PLC (a)	801	88,310
Johnson & Johnson	16,628	2,624,730
Merck & Co., Inc.	17,781	2,011,565
Royalty Pharma PLC	4,760	134,089
		8,549,660
TOTAL HEALTH CARE		27,798,732
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	255	25,370
Curtiss-Wright Corp.	278	81,927
HEICO Corp.	696	167,973
Howmet Aerospace, Inc.	4,672	447,110
Lockheed Martin Corp.	2,628	1,424,166
RTX Corp.	10,941	1,285,458
The Boeing Co. (a)	3,695	704,267
Woodward, Inc.	145	22,619
		4,158,890
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (a)	676	37,842
United Parcel Service, Inc. Class B	8,644	1,126,918
		1,164,760
Building Products - 0.5%
Advanced Drain Systems, Inc.	329	58,246
Allegion PLC	2,379	325,471
Armstrong World Industries, Inc.	465	61,101
Carlisle Companies, Inc.	467	195,477
Fortune Brands Innovations, Inc.	1,455	117,579
Lennox International, Inc.	344	200,724
Owens Corning	677	126,179
The AZEK Co., Inc. Class A, (a)	1,373	61,634
Trex Co., Inc. (a)	882	73,762
		1,220,173
Commercial Services & Supplies - 0.9%
Cintas Corp.	1,441	1,100,838
Clean Harbors, Inc. (a)	285	68,038
MSA Safety, Inc.	244	46,031
RB Global, Inc.	809	64,421
Republic Services, Inc.	4,565	887,071
Tetra Tech, Inc.	548	116,856
		2,283,255
Construction & Engineering - 0.1%
AECOM	1,099	99,580
EMCOR Group, Inc.	251	94,235
Willscot Holdings Corp. (a)	889	36,449
		230,264
Electrical Equipment - 0.4%
Acuity Brands, Inc.	191	48,008
AMETEK, Inc.	3,668	636,325
nVent Electric PLC	1,184	85,994
Regal Rexnord Corp.	368	59,130
Sensata Technologies PLC	596	23,238
Vertiv Holdings Co.	458	36,045
		888,740
Ground Transportation - 0.7%
J.B. Hunt Transport Services, Inc.	1,866	323,098
Knight-Swift Transportation Holdings, Inc.	2,548	138,688
Landstar System, Inc.	862	163,996
Ryder System, Inc.	594	83,255
Saia, Inc. (a)	221	92,345
Uber Technologies, Inc. (a)	13,747	886,269
XPO, Inc. (a)	370	42,509
		1,730,160
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	6,681	1,367,935
Machinery - 1.7%
AGCO Corp.	313	29,553
Caterpillar, Inc.	4,069	1,408,688
CNH Industrial NV	6,322	67,329
Donaldson Co., Inc.	594	44,443
Dover Corp.	4,322	796,372
Flowserve Corp.	989	49,994
Graco, Inc.	1,615	137,356
IDEX Corp.	2,089	435,515
ITT, Inc.	901	127,455
Lincoln Electric Holdings, Inc.	559	114,824
Middleby Corp. (a)	840	113,887
Oshkosh Corp.	460	49,979
PACCAR, Inc.	6,046	596,498
Timken Co.	670	58,257
Toro Co.	372	35,612
Watts Water Technologies, Inc. Class A	324	67,236
		4,132,998
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	2,904	108,987
American Airlines Group, Inc. (a)(b)	16,980	180,667
		289,654
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	1,391	199,344
CACI International, Inc. (a)	223	102,910
Genpact Ltd.	1,397	48,434
KBR, Inc.	1,453	96,755
Science Applications International Corp.	676	84,094
SS&C Technologies Holdings, Inc.	2,710	197,695
TransUnion	1,114	100,550
		829,782
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	890	44,162
Core & Main, Inc. (a)	1,076	57,534
Ferguson PLC	1,054	234,673
GATX Corp. (b)	547	76,307
MSC Industrial Direct Co., Inc. Class A	384	34,157
Watsco, Inc.	241	117,967
		564,800
TOTAL INDUSTRIALS		18,861,411
INFORMATION TECHNOLOGY - 30.9%
Communications Equipment - 0.7%
Ciena Corp. (a)	1,047	55,219
Cisco Systems, Inc.	35,460	1,718,037
		1,773,256
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	16,438	1,056,306
Arrow Electronics, Inc. (a)	646	79,904
Coherent Corp. (a)	839	58,462
TD SYNNEX Corp.	987	117,621
TE Connectivity Ltd.	5,125	790,941
		2,103,234
IT Services - 1.2%
Accenture PLC Class A	3,863	1,277,185
Amdocs Ltd.	972	85,021
Cloudflare, Inc. (a)	254	19,685
GoDaddy, Inc. (a)	1,638	238,247
IBM Corp.	6,294	1,209,329
MongoDB, Inc. Class A (a)	106	26,750
Snowflake, Inc. (a)	242	31,552
Twilio, Inc. Class A (a)	831	49,137
		2,936,906
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc. (a)	9,758	1,409,836
Amkor Technology, Inc.	1,240	40,498
Broadcom, Inc.	24,550	3,944,694
Cirrus Logic, Inc. (a)	813	106,080
Entegris, Inc.	1,603	189,619
GlobalFoundries, Inc. (a)	1,635	83,401
Intel Corp.	26,846	825,246
Lam Research Corp.	1,449	1,334,877
Lattice Semiconductor Corp. (a)	1,378	73,034
MACOM Technology Solutions Holdings, Inc. (a)	972	98,094
Micron Technology, Inc.	6,917	759,625
MKS Instruments, Inc.	1,050	132,195
NVIDIA Corp.	128,659	15,055,676
Onto Innovation, Inc. (a)	467	89,337
Power Integrations, Inc.	859	62,741
Qorvo, Inc. (a)	2,031	243,314
Qualcomm, Inc.	7,838	1,418,286
Rambus, Inc. (a)	990	50,926
Skyworks Solutions, Inc.	2,933	333,247
Synaptics, Inc. (a)	439	38,333
Teradyne, Inc.	2,777	364,231
Universal Display Corp.	372	82,815
		26,736,105
Software - 10.2%
Adobe, Inc. (a)	2,529	1,395,123
Atlassian Corp. PLC Class A, (a)	270	47,674
Bentley Systems, Inc. Class B	718	34,995
Crowdstrike Holdings, Inc. (a)	1,371	318,017
Datadog, Inc. Class A (a)	449	52,282
DocuSign, Inc. (a)	1,001	55,535
Dolby Laboratories, Inc. Class A	398	31,346
Dropbox, Inc. Class A (a)	3,746	89,604
Dynatrace, Inc. (a)	1,024	44,974
Guidewire Software, Inc. (a)	224	33,616
HubSpot, Inc. (a)	192	95,430
Intuit, Inc.	1,812	1,172,998
Manhattan Associates, Inc. (a)	287	73,294
Microsoft Corp.	39,247	16,418,982
Oracle Corp.	9,572	1,334,815
Palantir Technologies, Inc. Class A (a)	2,895	77,847
Palo Alto Networks, Inc. (a)	2,217	719,926
Salesforce, Inc.	5,869	1,518,897
ServiceNow, Inc. (a)	1,311	1,067,665
Workday, Inc. Class A (a)	562	127,641
Zoom Video Communications, Inc. Class A (a)	936	56,534
Zscaler, Inc. (a)	377	67,615
		24,834,810
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	75,741	16,820,551
Dell Technologies, Inc.	394	44,790
Super Micro Computer, Inc. (a)	278	195,059
		17,060,400
TOTAL INFORMATION TECHNOLOGY		75,444,711
MATERIALS - 2.1%
Chemicals - 1.4%
Ashland, Inc.	638	61,663
Axalta Coating Systems Ltd. (a)	3,664	130,622
Celanese Corp.	2,128	300,367
Dow, Inc.	10,578	576,184
Eastman Chemical Co.	2,706	279,611
Element Solutions, Inc.	2,073	55,867
Linde PLC	3,967	1,799,035
Olin Corp.	228	10,399
RPM International, Inc.	1,095	132,999
Westlake Corp.	396	58,553
		3,405,300
Construction Materials - 0.1%
CRH PLC	1,198	102,669
Eagle Materials, Inc.	573	156,028
		258,697
Containers & Packaging - 0.2%
Aptargroup, Inc.	807	118,613
Berry Global Group, Inc.	1,293	84,976
Crown Holdings, Inc.	1,244	110,343
Graphic Packaging Holding Co.	2,996	90,180
Sealed Air Corp.	790	30,060
Silgan Holdings, Inc.	934	48,036
Sonoco Products Co.	1,063	57,317
		539,525
Metals & Mining - 0.4%
Cleveland-Cliffs, Inc. (a)	2,471	37,930
Newmont Corp.	11,357	557,288
Reliance, Inc.	206	62,739
Royal Gold, Inc.	264	36,464
Southern Copper Corp. (b)	629	67,058
United States Steel Corp.	1,634	67,141
		828,620
TOTAL MATERIALS		5,032,142
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Agree Realty Corp.	2,028	139,871
American Homes 4 Rent Class A	5,495	198,315
American Tower Corp.	4,447	980,119
Americold Realty Trust	1,838	54,938
Brixmor Property Group, Inc.	5,210	132,699
Camden Property Trust (SBI)	2,587	286,510
CubeSmart	1,502	71,465
Digital Realty Trust, Inc.	3,194	477,471
EastGroup Properties, Inc.	681	127,340
Equinix, Inc.	731	577,665
Equity Lifestyle Properties, Inc.	2,988	205,216
Federal Realty Investment Trust (SBI)	3,113	347,566
First Industrial Realty Trust, Inc.	1,294	70,808
Gaming & Leisure Properties	5,327	267,415
Healthcare Realty Trust, Inc.	2,797	49,479
Healthpeak Properties, Inc.	17,359	378,773
Kite Realty Group Trust	2,060	50,800
Lamar Advertising Co. Class A	922	110,511
Mid-America Apartment Communities, Inc.	2,475	345,931
NNN (REIT), Inc.	2,967	133,189
Omega Healthcare Investors, Inc.	2,007	73,055
Rexford Industrial Realty, Inc.	1,492	74,764
STAG Industrial, Inc.	1,693	69,091
Sun Communities, Inc.	924	117,099
WP Carey, Inc.	2,159	124,812
		5,464,902
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	82	20,574
TOTAL REAL ESTATE		5,485,476
UTILITIES - 2.5%
Electric Utilities - 1.2%
Alliant Energy Corp.	14,782	822,766
NextEra Energy, Inc.	14,849	1,134,315
OGE Energy Corp.	4,854	188,190
Pinnacle West Capital Corp. (b)	3,682	315,142
Xcel Energy, Inc.	9,541	556,049
		3,016,462
Gas Utilities - 0.0%
National Fuel Gas Co.	773	45,290
Multi-Utilities - 1.2%
Ameren Corp.	9,188	728,333
CMS Energy Corp.	12,889	835,207
DTE Energy Co.	7,164	863,477
NiSource, Inc.	16,640	520,000
		2,947,017
Water Utilities - 0.1%
Essential Utilities, Inc.	3,929	159,714
TOTAL UTILITIES		6,168,483
TOTAL COMMON STOCKS (Cost $182,516,761)		237,771,936

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,098,827	1,099,047
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	694,013	694,083
TOTAL MONEY MARKET FUNDS (Cost $1,793,129)		1,793,130

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares Core S&P 500 ETF (Cost $2,069,474)	4,422	2,446,781

Purchased Options - 1.2%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	177	97,744,710	5,050	08/16/24	55,755
S&P 500 Index	Chicago Board Options Exchange	131	72,342,130	3,700	05/16/25	292,130
S&P 500 Index	Chicago Board Options Exchange	179	98,849,170	5,300	09/20/24	746,430
S&P 500 Index	Chicago Board Options Exchange	130	71,789,900	3,900	06/20/25	404,950
S&P 500 Index	Chicago Board Options Exchange	152	83,938,960	5,360	10/18/24	1,088,320
S&P 500 Index	Chicago Board Options Exchange	100	55,223,000	4,000	07/18/25	381,500

						2,969,085
TOTAL PURCHASED OPTIONS (Cost $4,427,474)						2,969,085

For the period, the average monthly notional amount at value for purchased options in the aggregate was $461,252,583.
TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $190,806,838)	244,980,932
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(627,371)
NET ASSETS - 100.0%	244,353,561

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,000,277	11,735,408	12,636,641	34,123	2	1	1,099,047	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	585,275	13,639,248	13,530,440	534	-	-	694,083	0.0%
Total	2,585,552	25,374,656	26,167,081	34,657	2	1	1,793,130

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,655,966	20,655,966	-	-
Consumer Discretionary	23,688,484	23,688,484	-	-
Consumer Staples	14,299,068	14,299,068	-	-
Energy	8,730,089	8,730,089	-	-
Financials	31,607,374	31,607,374	-	-
Health Care	27,798,732	27,798,732	-	-
Industrials	18,861,411	18,861,411	-	-
Information Technology	75,444,711	75,444,711	-	-
Materials	5,032,142	5,032,142	-	-
Real Estate	5,485,476	5,485,476	-	-
Utilities	6,168,483	6,168,483	-	-

Money Market Funds	1,793,130	1,793,130	-	-

Equity Funds	2,446,781	2,446,781	-	-

Purchased Options	2,969,085	2,969,085	-	-
Total Investments in Securities:	244,980,932	244,980,932	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	2,969,085	0
Total Equity Risk	2,969,085	0
Total Value of Derivatives	2,969,085	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $678,293) - See accompanying schedule:
Unaffiliated issuers (cost $189,013,709)	$243,187,802
Fidelity Central Funds (cost $1,793,129)	1,793,130

Total Investment in Securities (cost $190,806,838)		$244,980,932
Receivable for fund shares sold		65,780
Dividends receivable		133,486
Distributions receivable from Fidelity Central Funds		6,718
Receivable from investment adviser for expense reductions		8,656
Total assets		245,195,572
Liabilities
Payable for fund shares redeemed	$27,833
Accrued management fee	112,008
Distribution and service plan fees payable	1,395
Other affiliated payables	6,692
Collateral on securities loaned	694,083
Total liabilities		842,011
Net Assets		$244,353,561
Net Assets consist of:
Paid in capital		$198,113,487
Total accumulated earnings (loss)		46,240,074
Net Assets		$244,353,561

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,517,456 ÷ 121,449 shares)(a)		$12.49
Maximum offering price per share (100/94.25 of $12.49)		$13.25
Class M :
Net Asset Value and redemption price per share ($728,630 ÷ 58,421 shares)(a)		$12.47
Maximum offering price per share (100/96.50 of $12.47)		$12.92
Class C :
Net Asset Value and offering price per share ($1,067,568 ÷ 86,035 shares)(a)		$12.41
Fidelity Hedged Equity Fund :
Net Asset Value, offering price and redemption price per share ($235,684,821 ÷ 18,848,820 shares)		$12.50
Class I :
Net Asset Value, offering price and redemption price per share ($3,669,186 ÷ 293,464 shares)		$12.50
Class Z :
Net Asset Value, offering price and redemption price per share ($1,685,900 ÷ 134,676 shares)		$12.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$1,656,816
Income from Fidelity Central Funds (including $534 from security lending)		34,657
Total income		1,691,473
Expenses
Management fee	$657,096
Distribution and service plan fees	7,254
Independent trustees' fees and expenses	55,659
Total expenses before reductions	720,009
Expense reductions	(56,595)
Total expenses after reductions		663,414
Net Investment income (loss)		1,028,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,117,992)
Fidelity Central Funds	2
Foreign currency transactions	40
Total net realized gain (loss)		(4,117,950)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,200,511
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		28,200,512
Net gain (loss)		24,082,562
Net increase (decrease) in net assets resulting from operations		$25,110,621
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,028,059	$1,545,923
Net realized gain (loss)	(4,117,950)	(3,975,632)
Change in net unrealized appreciation (depreciation)	28,200,512	23,819,426
Net increase (decrease) in net assets resulting from operations	25,110,621	21,389,717
Distributions to shareholders	(60,015)	(1,544,823)

Share transactions - net increase (decrease)	(4,683,122)	153,894,084
Total increase (decrease) in net assets	20,367,484	173,738,978

Net Assets
Beginning of period	223,986,077	50,247,099
End of period	$244,353,561	$223,986,077

Financial Highlights
Fidelity Advisor® Hedged Equity Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.08	.04
Net realized and unrealized gain (loss)	1.21	1.30	(.10)
Total from investment operations	1.25	1.38	(.06)
Distributions from net investment income	-	(.05)	(.03)
Total distributions	-	(.05)	(.03)
Net asset value, end of period	$12.49	$11.24	$9.91
Total Return D,E,F	11.12%	13.95%	(.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.85% I	.89%	1.34% I
Expenses net of fee waivers, if any	.80 % I	.80%	.80% I
Expenses net of all reductions	.80% I	.80%	.79% I
Net investment income (loss)	.62% I	.81%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,517	$1,292	$1,317
Portfolio turnover rate J	28 % I	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.06	.03
Net realized and unrealized gain (loss)	1.22	1.29	(.10)
Total from investment operations	1.24	1.35	(.07)
Distributions from net investment income	-	(.03)	(.02)
Total distributions	-	(.03)	(.02)
Net asset value, end of period	$12.47	$11.23	$9.91
Total Return D,E,F	11.04%	13.64%	(.71)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10% I	1.14%	1.54% I
Expenses net of fee waivers, if any	1.05 % I	1.05%	1.05% I
Expenses net of all reductions	1.05% I	1.05%	1.04% I
Net investment income (loss)	.37% I	.56%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$729	$645	$509
Portfolio turnover rate J	28 % I	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.01	.01
Net realized and unrealized gain (loss)	1.22	1.29	(.11)
Total from investment operations	1.21	1.30	(.10)
Distributions from net investment income	-	-	- D
Net asset value, end of period	$12.41	$11.20	$9.90
Total Return E,F,G	10.80%	13.13%	(.97)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.59% J	1.64%	2.04% J
Expenses net of fee waivers, if any	1.55 % J	1.55%	1.55% J
Expenses net of all reductions	1.54% J	1.55%	1.54% J
Net investment income (loss)	(.13)% J	.06%	.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,068	$678	$526
Portfolio turnover rate K	28 % J	38%	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Fidelity® Hedged Equity Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.11	.05
Net realized and unrealized gain (loss)	1.22	1.30	(.10)
Total from investment operations	1.27	1.41	(.05)
Distributions from net investment income	- D	(.09)	(.04)
Total distributions	- D	(.09)	(.04)
Net asset value, end of period	$12.50	$11.23	$9.91
Total Return E,F	11.34%	14.22%	(.54)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.61%	1.12% I
Expenses net of fee waivers, if any	.55 % I	.55%	.55% I
Expenses net of all reductions	.55% I	.55%	.54% I
Net investment income (loss)	.87% I	1.06%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$235,685	$219,076	$46,678
Portfolio turnover rate J	28 % I	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.11	.05
Net realized and unrealized gain (loss)	1.22	1.30	(.10)
Total from investment operations	1.27	1.41	(.05)
Distributions from net investment income	- D	(.09)	(.04)
Total distributions	- D	(.09)	(.04)
Net asset value, end of period	$12.50	$11.23	$9.91
Total Return E,F	11.35%	14.22%	(.54)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.63%	1.04% I
Expenses net of fee waivers, if any	.55 % I	.55%	.55% I
Expenses net of all reductions	.55% I	.55%	.55% I
Net investment income (loss)	.87% I	1.06%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,669	$984	$497
Portfolio turnover rate J	28 % I	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.12	.05
Net realized and unrealized gain (loss)	1.22	1.29	(.10)
Total from investment operations	1.28	1.41	(.05)
Distributions from net investment income	- D	(.08)	(.04)
Total distributions	- D	(.08)	(.04)
Net asset value, end of period	$12.52	$11.24	$9.91
Total Return E,F	11.42%	14.30%	(.54)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I	.59%	1.01% I
Expenses net of fee waivers, if any	.50 % I	.50%	.50% I
Expenses net of all reductions	.50% I	.50%	.50% I
Net investment income (loss)	.92% I	1.11%	1.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,686	$1,311	$720
Portfolio turnover rate J	28 % I	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Hedged Equity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Hedged Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, partnerships, capital loss carryforwards and losses deferred due to option transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,655,312
Gross unrealized depreciation	(4,811,586)
Net unrealized appreciation (depreciation)	$53,843,726
Tax cost	$191,137,206

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,879,602)
Long-term	(4,965,198)
Total capital loss carryforward	$(6,844,800)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Fund	32,095,433	41,960,692
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.55%
Class M	.55%
Class C	.55%
Fidelity Hedged Equity Fund	.55%
Class I	.55%
Class Z	.50%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,627	1,232
Class M	.25%	.25%	1,740	1,684
Class C	.75%	.25%	3,887	3,740
			7,254	6,656

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	451
Class M	11
462

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Hedged Equity Fund	235

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Hedged Equity Fund	270,311	1,335,175	(40,952)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Hedged Equity Fund	50	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.80%	312
Class M	1.05%	163
Class C	1.55%	182
Fidelity Hedged Equity Fund	.55%	53,977
Class I	.55%	511
Class Z	.50%	352
		55,497

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,098.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Hedged Equity Fund
Distributions to shareholders
Class A	$-	$6,146
Class M	-	1,668
Fidelity Hedged Equity Fund	59,124	1,521,057
Class I	532	7,129
Class Z	359	8,823
Total	$60,015	$1,544,823
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Hedged Equity Fund
Class A
Shares sold	31,362	21,779	$379,540	$227,205
Reinvestment of distributions	-	576	-	6,146
Shares redeemed	(24,919)	(40,298)	(296,700)	(425,903)
Net increase (decrease)	6,443	(17,943)	$82,840	$(192,552)
Class M
Shares sold	1,003	7,667	$11,853	$82,888
Reinvestment of distributions	-	156	-	1,668
Shares redeemed	(2)	(1,730)	(25)	(18,904)
Net increase (decrease)	1,001	6,093	$11,828	$65,652
Class C
Shares sold	25,739	12,925	$318,453	$136,244
Shares redeemed	(260)	(5,512)	(3,062)	(57,957)
Net increase (decrease)	25,479	7,413	$315,391	$78,287
Fidelity Hedged Equity Fund
Shares sold	1,131,883	16,485,931	$13,617,387	$171,136,667
Reinvestment of distributions	4,884	137,835	57,580	1,483,791
Shares redeemed	(1,788,701)	(1,832,355)	(21,476,572)	(19,523,269)
Net increase (decrease)	(651,934)	14,791,411	$(7,801,605)	$153,097,189
Class I
Shares sold	238,083	46,971	$2,891,550	$492,760
Reinvestment of distributions	45	664	532	7,129
Shares redeemed	(32,280)	(10,199)	(398,480)	(110,354)
Net increase (decrease)	205,848	37,436	$2,493,602	$389,535
Class Z
Shares sold	19,507	45,118	$231,684	$467,939
Reinvestment of distributions	30	823	359	8,823
Shares redeemed	(1,431)	(1,976)	(17,221)	(20,789)
Net increase (decrease)	18,106	43,965	$214,822	$455,973
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Hedged Equity Fund	22%	35%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Hedged Equity Fund	78%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9905821.101
FHE-SANN-0924
Fidelity® Macro Opportunities Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Macro Opportunities Fund
Consolidated Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 9.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.23% to 5.31% 8/15/24 to 10/24/24 (b)(c)(d) (Cost $960,288)	970,000	960,338

Other - 4.9%
	Shares	Value ($)
Exchange - Traded Notes - Commodities - 4.9%
iPath Bloomberg Commodity Index Total Return ETN (issued by Barclays Bank PLC, maturity date 6/12/36) (e) (Cost $530,134)	16,475	506,277

Money Market Funds - 64.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $6,699,107)	6,697,767	6,699,107

Equity Funds - 21.0%
	Shares	Value ($)
Domestic Equity Funds - 11.0%
SPDR Gold Shares (e)	3,869	876,522
Vanguard Consumer Staples ETF	636	131,881
Vanguard Health Care ETF	497	136,516
TOTAL DOMESTIC EQUITY FUNDS		1,144,919
International Equity Funds - 4.0%
iShares MSCI EAFE Index ETF	5,146	413,533
Small Blend Funds - 6.0%
iShares Russell 2000 ETF	2,768	619,644
TOTAL EQUITY FUNDS (Cost $1,881,549)		2,178,096

Purchased Options - 0.2%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
iShares MSCI China ETF	Chicago Board Options Exchange	100	415,200	51	11/15/24	1,750

						1,750
Put Options
SPDR S&P 500 ETF Trust	Chicago Board Options Exchange	10	550,810	566	10/18/24	19,215

						19,215
TOTAL PURCHASED OPTIONS (Cost $32,515)						20,965

For the period, the average monthly notional amount at value for purchased options in the aggregate was $3,215,702.
TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,103,593)	10,364,783
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,851)
NET ASSETS - 100.0%	10,355,932

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
NYMEX WTI Crude Oil Contracts (United States)	3	Aug 2024	233,730	2,873	2,873

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	74	Sep 2024	15,197,172	108,910	108,910
CBOT 5-Year U.S. Treasury Note Contracts (United States)	91	Sep 2024	9,818,047	154,548	154,548

TOTAL TREASURY CONTRACTS					263,458

TOTAL PURCHASED					266,331

Sold

Bond Index Contracts
SGX 10-year Mini Japanese Government Bond Contracts (Singapore)	10	Sep 2024	953,039	3,294	3,294

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Sep 2024	333,480	(3,331)	(3,331)

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	20	Sep 2024	2,559,375	(67,680)	(67,680)

TOTAL SOLD					(67,717)

TOTAL FUTURES CONTRACTS					198,614
The notional amount of futures purchased as a percentage of Net Assets is 243.8%
The notional amount of futures sold as a percentage of Net Assets is 37.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $25,630,578.
Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
iShares Russell 2000 ETF	Chicago Board Options Exchange	25	559,650	225.00	10/18/24	(22,638)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	425,000	USD	534,269	HSBC Bank	9/18/24	12,325
JPY	163,000,000	USD	1,065,568	Bank of America, N.A.	9/18/24	30,331
KRW	290,000,000	USD	215,653	Bank of America, N.A.	9/19/24	(3,316)
BRL	2,750,000	USD	527,831	Bank of America, N.A.	10/02/24	(44,829)
USD	101,471	BRL	552,000	Bank of America, N.A.	10/02/24	4,519

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(970)
Unrealized Appreciation						47,175
Unrealized Depreciation						(48,145)

For the period, the average contract value for forward foreign currency contracts was $2,299,575. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 42	Jun 2029	ICE	(5%)	Quarterly	3,100,000	(6,282)	0	(6,282)
Republic of Italy	Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	450,000	(7,446)	6,040	(1,406)
Republic of Italy	Jun 2029	Barclays Bank PLC	(1%)	Quarterly	700,000	(11,582)	9,396	(2,186)

TOTAL CREDIT DEFAULT SWAPS						(25,310)	15,436	(9,874)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly notional amount at value for swaps in the aggregate was $4,816,750.

Currency Abbreviations
BRL	-	Brazilian real
GBP	-	British pound sterling
JPY	-	Japanese yen
KRW	-	Korean won
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
ETN	-	EXCHANGE-TRADED NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,915.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $167,962.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $594,461.
(e)	Non-income producing
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,258,897	2,338,879	3,898,672	203,903	3	-	6,699,107	0.0%
Total	8,258,897	2,338,879	3,898,672	203,903	3	-	6,699,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	960,338	-	960,338	-

Other	506,277	506,277	-	-

Money Market Funds	6,699,107	6,699,107	-	-

Equity Funds	2,178,096	2,178,096	-	-

Purchased Options	20,965	20,965	-	-
Total Investments in Securities:	10,364,783	9,404,445	960,338	-
Derivative Instruments: Assets
Futures Contracts	269,625	269,625	-	-
Forward Foreign Currency Contracts	47,175	-	47,175	-
Total Assets	316,800	269,625	47,175	-
Liabilities
Futures Contracts	(71,011)	(71,011)	-	-
Forward Foreign Currency Contracts	(48,145)	-	(48,145)	-
Swaps	(25,310)	-	(25,310)	-
Written Options	(22,638)	(22,638)	-	-
Total Liabilities	(167,104)	(93,649)	(73,455)	-
Total Derivative Instruments:	149,696	175,976	(26,280)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	2,873	0
Total Commodity Risk	2,873	0
Credit Risk
Swaps (b)(c)	0	(25,310)
Total Credit Risk	0	(25,310)
Equity Risk
Futures Contracts (a)	0	(3,331)
Purchased Options (d)	20,965	0
Written Options (e)	0	(22,638)
Total Equity Risk	20,965	(25,969)
Foreign Exchange Risk
Forward Foreign Currency Contracts (f)	47,175	(48,145)
Total Foreign Exchange Risk	47,175	(48,145)
Interest Rate Risk
Futures Contracts (a)	266,752	(67,680)
Total Interest Rate Risk	266,752	(67,680)
Total Value of Derivatives	337,765	(167,104)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(d)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(e)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the written options, at value line-item.
(f)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America, N.A.	34,850	(48,145)	-	-	(13,295)
Barclays Bank PLC	-	(11,582)	-	-	(11,582)
BNP Paribas S.A.	-	(7,446)	-	-	(7,446)
HSBC Bank	12,325	-	-	-	12,325
Total	$47,175	$(67,173)	$-	$-	$(19,998)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,404,486)	$3,665,676
Fidelity Central Funds (cost $6,699,107)	6,699,107

Total Investment in Securities (cost $10,103,593)		$10,364,783
Cash		11,711
Unrealized appreciation on forward foreign currency contracts		47,175
Receivable for fund shares sold		4,000
Distributions receivable from Fidelity Central Funds		31,075
Receivable for daily variation margin on futures contracts		11,415
Receivable from investment adviser for expense reductions		415
Total assets		10,470,574
Liabilities
Unrealized depreciation on forward foreign currency contracts	$48,145
Payable for fund shares redeemed	6,470
Bi-lateral OTC swaps, at value	19,028
Accrued management fee	6,802
Distribution and service plan fees payable	1,239
Payable for daily variation margin on centrally cleared swaps	10,004
Written options, at value (premium received $23,569)	22,638
Other affiliated payables	290
Other payables and accrued expenses	26
Total liabilities		114,642
Net Assets		$10,355,932
Net Assets consist of:
Paid in capital		$11,316,756
Total accumulated earnings (loss)		(960,824)
Net Assets		$10,355,932

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($891,988 ÷ 101,628 shares)(a)		$8.78
Maximum offering price per share (100/94.25 of $8.78)		$9.32
Class M :
Net Asset Value and redemption price per share ($869,390 ÷ 99,432 shares)(a)		$8.74
Maximum offering price per share (100/96.50 of $8.74)		$9.06
Class C :
Net Asset Value and offering price per share ($850,893 ÷ 98,330 shares)(a)		$8.65
Fidelity Macro Opportunities Fund :
Net Asset Value, offering price and redemption price per share ($5,197,339 ÷ 579,188 shares)		$8.97
Class I :
Net Asset Value, offering price and redemption price per share ($1,676,320 ÷ 190,706 shares)		$8.79
Class Z :
Net Asset Value, offering price and redemption price per share ($870,002 ÷ 98,875 shares)		$8.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$18,804
Interest		25,294
Income from Fidelity Central Funds		203,903
Total income		248,001
Expenses
Management fee	$43,852
Distribution and service plan fees	7,407
Independent trustees' fees and expenses	2,700
Total expenses before reductions	53,959
Expense reductions	(2,902)
Total expenses after reductions		51,057
Net Investment income (loss)		196,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(102,047)
Fidelity Central Funds	3
Forward foreign currency contracts	(137,032)
Foreign currency transactions	32,061
Futures contracts	(315,813)
Swaps	(440,938)
Written options	4,429
Total net realized gain (loss)		(959,337)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	269,252
Forward foreign currency contracts	9,048
Assets and liabilities in foreign currencies	(33)
Futures contracts	39,559
Swaps	255,631
Written options	1,745
Total change in net unrealized appreciation (depreciation)		575,202
Net gain (loss)		(384,135)
Net increase (decrease) in net assets resulting from operations		$(187,191)
Consolidated Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,944	$383,961
Net realized gain (loss)	(959,337)	(881,311)
Change in net unrealized appreciation (depreciation)	575,202	28,365
Net increase (decrease) in net assets resulting from operations	(187,191)	(468,985)
Distributions to shareholders	(51,158)	-

Share transactions - net increase (decrease)	(1,559,606)	5,507,622
Total increase (decrease) in net assets	(1,797,955)	5,038,637

Net Assets
Beginning of period	12,153,887	7,115,250
End of period	$10,355,932	$12,153,887

Consolidated Financial Highlights
Fidelity Advisor® Macro Opportunities Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$8.91	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.31	.11
Net realized and unrealized gain (loss)	(.27)	(.77)	(.74)
Total from investment operations	(.12)	(.46)	(.63)
Distributions from net investment income	(.01)	-	-
Total distributions	(.01)	-	-
Net asset value, end of period	$8.78	$8.91	$9.37
Total Return D,E,F	(1.32) %	(4.91)%	(6.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10% I	1.15%	2.51% I
Expenses net of fee waivers, if any	1.05 % I	1.05%	1.05% I
Expenses net of all reductions	1.05% I	1.05%	1.05% I
Net investment income (loss)	3.46% I	3.44%	2.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$892	$890	$971
Portfolio turnover rate J	122 % I	22%	68% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Macro Opportunities Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$8.87	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.29	.10
Net realized and unrealized gain (loss)	(.27)	(.77)	(.75)
Total from investment operations	(.13)	(.48)	(.65)
Net asset value, end of period	$8.74	$8.87	$9.35
Total Return D,E,F	(1.47) %	(5.13)%	(6.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.35% I	1.40%	2.78% I
Expenses net of fee waivers, if any	1.30 % I	1.30%	1.30% I
Expenses net of all reductions	1.30% I	1.30%	1.30% I
Net investment income (loss)	3.21% I	3.19%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$869	$875	$921
Portfolio turnover rate J	122 % I	22%	68% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Macro Opportunities Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$8.80	$9.33	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.24	.07
Net realized and unrealized gain (loss)	(.27)	(.77)	(.74)
Total from investment operations	(.15)	(.53)	(.67)
Net asset value, end of period	$8.65	$8.80	$9.33
Total Return D,E,F	(1.70) %	(5.68)%	(6.70)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.85% I	1.90%	3.28% I
Expenses net of fee waivers, if any	1.80 % I	1.80%	1.80% I
Expenses net of all reductions	1.80% I	1.80%	1.80% I
Net investment income (loss)	2.71% I	2.69%	1.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$851	$865	$914
Portfolio turnover rate J	122 % I	22%	68% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Macro Opportunities Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.13	$9.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.34	.10
Net realized and unrealized gain (loss)	(.27)	(.79)	(.52)
Total from investment operations	(.11)	(.45)	(.42)
Distributions from net investment income	(.05)	-	-
Total distributions	(.05)	-	-
Net asset value, end of period	$8.97	$9.13	$9.58
Total Return D,E	(1.20) %	(4.70)%	(4.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.85% H	.88%	1.50% H
Expenses net of fee waivers, if any	.80 % H	.80%	.80% H
Expenses net of all reductions	.80% H	.80%	.80% H
Net investment income (loss)	3.71% H	3.69%	2.66% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,197	$6,947	$1,699
Portfolio turnover rate I	122 % H	22%	68% H

AFor the period September 1, 2022 (commencement of sale of shares) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Macro Opportunities Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$8.94	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.34	.12
Net realized and unrealized gain (loss)	(.27)	(.77)	(.75)
Total from investment operations	(.11)	(.43)	(.63)
Distributions from net investment income	(.04)	-	-
Total distributions	(.04)	-	-
Net asset value, end of period	$8.79	$8.94	$9.37
Total Return D,E	(1.24) %	(4.59)%	(6.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.85% H	.90%	2.35% H
Expenses net of fee waivers, if any	.80 % H	.80%	.80% H
Expenses net of all reductions	.80% H	.80%	.79% H
Net investment income (loss)	3.71% H	3.69%	2.14% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,676	$1,697	$1,691
Portfolio turnover rate I	122 % H	22%	68% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Macro Opportunities Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$8.95	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.34	.12
Net realized and unrealized gain (loss)	(.27)	(.77)	(.74)
Total from investment operations	(.11)	(.43)	(.62)
Distributions from net investment income	(.04)	-	-
Total distributions	(.04)	-	-
Net asset value, end of period	$8.80	$8.95	$9.38
Total Return D,E	(1.19) %	(4.58)%	(6.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.80% H	.85%	2.36% H
Expenses net of fee waivers, if any	.75 % H	.75%	.75% H
Expenses net of all reductions	.75% H	.75%	.75% H
Net investment income (loss)	3.76% H	3.74%	2.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$870	$880	$919
Portfolio turnover rate I	122 % H	22%	68% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Macro Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Macro Opportunities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Macro Opportunities Fund	Fidelity Macro Opportunities Cayman Ltd.	1,442,258	13.9

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures, foreign currency transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$593,764
Gross unrealized depreciation	(143,873)
Net unrealized appreciation (depreciation)	$449,891
Tax cost	$10,103,593

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(250,593)
Long-term	(273,469)
Total capital loss carryforward	$(524,062)
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Macro Opportunities Fund
Commodity Risk
Futures Contracts	(16,469)	2,873
Total Commodity Risk	(16,469)	2,873
Credit Risk
Swaps	(440,938)	255,631
Total Credit Risk	(440,938)	255,631
Equity Risk
Futures Contracts	(84,702)	30,353
Purchased Options	(31,636)	1,625
Written Options	4,429	1,745
Total Equity Risk	(111,909)	33,723
Foreign Exchange Risk
Forward Foreign Currency Contracts	(137,032)	9,048
Total Foreign Exchange Risk	(137,032)	9,048
Interest Rate Risk
Futures Contracts	(214,642)	6,333
Total Interest Rate Risk	(214,642)	6,333
Totals	(920,990)	307,608

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Consolidated Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Any open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Macro Opportunities Fund	1,691,184	2,515,623
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.80%
Class M	.80%
Class C	.80%
Fidelity Macro Opportunities Fund	.80%
Class I	.80%
Class Z	.75%

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,088	1,065
Class M	.25%	.25%	2,128	2,108
Class C	.75%	.25%	4,191	4,189
			7,407	7,362

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	98
Class M	32
130

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Macro Opportunities Fund	22

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.05%	213
Class M	1.30%	208
Class C	1.80%	205
Fidelity Macro Opportunities Fund	.80%	1,482
Class I	.80%	402
Class Z	.75%	209
		2,719

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expense by $183.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Macro Opportunities Fund
Distributions to shareholders
Class A	$1,203	$ -
Fidelity Macro Opportunities Fund	38,318	-
Class I	7,406	-
Class Z	4,231	-
Total	$51,158	$ -
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Macro Opportunities Fund
Class A
Shares sold	1,624	3,872	$14,024	$36,640
Reinvestment of distributions	137	-	1,203	-
Shares redeemed	-	(7,674)	-	(67,876)
Net increase (decrease)	1,761	(3,802)	$15,227	$(31,236)
Class M
Shares sold	779	230	$6,632	$2,047
Net increase (decrease)	779	230	$6,632	$2,047
Class C
Shares sold	124	147	$1,054	$1,323
Net increase (decrease)	124	147	$1,054	$1,323
Fidelity Macro Opportunities Fund
Shares sold	82,634	803,369	$729,835	$7,445,942
Reinvestment of distributions	4,215	-	37,808	-
Shares redeemed	(268,281)	(220,093)	(2,361,581)	(2,004,822)
Net increase (decrease)	(181,432)	583,276	$(1,593,938)	$5,441,120
Class I
Shares sold	-	10,493	$ -	$100,000
Reinvestment of distributions	843	-	7,406	-
Shares redeemed	(25)	(1,009)	(218)	(9,152)
Net increase (decrease)	818	9,484	$7,188	$90,848
Class Z
Shares sold	-	394	$ -	$3,520
Reinvestment of distributions	481	-	4,231	-
Net increase (decrease)	481	394	$4,231	$3,520
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Macro Opportunities Fund	43%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9904682.102
GMO-SANN-0924
Fidelity® SAI Convertible Arbitrage Fund

Semi-Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Convertible Arbitrage Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Convertible Bonds - 32.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
Cable One, Inc. 0% 3/15/26	2,000,000	1,780,000
CONSUMER DISCRETIONARY - 4.0%
Hotels, Restaurants & Leisure - 4.0%
Royal Caribbean Cruises Ltd. 6% 8/15/25	2,965,000	9,387,190
HEALTH CARE - 12.3%
Biotechnology - 3.6%
Insmed, Inc. 0.75% 6/1/28	3,700,000	8,426,750
Health Care Equipment & Supplies - 7.1%
Enovis Corp. 3.875% 10/15/28 (b)	4,000,000	4,318,000
Lantheus Holdings, Inc. 2.625% 12/15/27	6,500,000	9,724,000
NuVasive, Inc. 0.375% 3/15/25	3,000,000	2,880,000
		16,922,000
Pharmaceuticals - 1.6%
Pacira Biosciences, Inc. 0.75% 8/1/25	4,000,000	3,700,000
TOTAL HEALTH CARE		29,048,750
INDUSTRIALS - 8.5%
Construction & Engineering - 7.1%
Granite Construction, Inc.:
3.25% 6/15/30 (b)	6,000,000	6,591,000
3.75% 5/15/28	6,500,000	10,211,500
		16,802,500
Machinery - 0.7%
Middleby Corp. 1% 9/1/25	1,500,000	1,694,250
Passenger Airlines - 0.7%
JetBlue Airways Corp. 0.5% 4/1/26	1,875,000	1,729,316
TOTAL INDUSTRIALS		20,226,066
INFORMATION TECHNOLOGY - 5.7%
Electronic Equipment, Instruments & Components - 1.6%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	3,500,000	3,785,950
Software - 4.1%
BlackLine, Inc. 1% 6/1/29 (b)	7,372,000	7,105,983
MicroStrategy, Inc. 2.25% 6/15/32 (b)	2,500,000	2,619,865
		9,725,848
TOTAL INFORMATION TECHNOLOGY		13,511,798
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Federal Realty OP LP 3.25% 1/15/29 (b)	3,000,000	3,060,000
TOTAL CONVERTIBLE BONDS (Cost $71,133,750)		77,013,804

U.S. Treasury Obligations - 56.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.31% 8/15/24 to 10/3/24 (c)(d) (Cost $133,157,453)	134,000,000	133,159,961

Equity Funds - 8.9%
	Shares	Value ($)
iShares MSCI ACWI Index ETF	89,500	10,214,635
SPDR S&P 500 ETF Trust	19,600	10,795,876
TOTAL EQUITY FUNDS (Cost $20,474,554)		21,010,511

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $2,065,404)	2,064,991	2,065,404

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $226,831,161)	233,249,680
NET OTHER ASSETS (LIABILITIES) - 1.4%	3,397,070
NET ASSETS - 100.0%	236,646,750

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	100	Sep 2024	20,536,719	(115,958)	(115,958)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	275	Sep 2024	29,669,922	(259,469)	(259,469)

TOTAL FUTURES CONTRACTS					(375,427)
The notional amount of futures sold as a percentage of Net Assets is 21.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $25,366,318.
Total Return Swaps
Description	Counterparty	Maturity Date	Absolute Notional Amount ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the Secured Overnight Fin. Rate (SOFR)plus or minus a specified spread ranging from (0.21)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	Bank of Montreal	Sep 2024	274,730,711	199,756	(54,175)	145,581

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Amount ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Airbnb, Inc. Class A		(3,800)	(530,328)	35,673	0.25	Common Stock
Altair Engineering, Inc. Class A		(55,800)	(4,930,488)	493,045	3.39	Common Stock
Ascendis Pharma A/S sponsored ADR		(31,700)	(4,231,950)	122,146	0.84	Common Stock
Avid Bioservices, Inc.		(310,800)	(3,244,752)	(698,368)	(4.80)	Common Stock
BlackLine, Inc.		-	-	726	0.00	Common Stock
Burlington Stores, Inc.		(37,800)	(9,840,096)	(565,506)	(3.88)	Common Stock
Cable One, Inc.		(300)	(124,014)	(20,671)	(0.14)	Common Stock
Coinbase Global, Inc.		(12,200)	(2,737,192)	232,547	1.60	Common Stock
Cracker Barrel Old Country Store, Inc.		(4,000)	(183,320)	(14,893)	(0.10)	Common Stock
Datadog, Inc. Class A		(17,500)	(2,037,700)	232,238	1.60	Common Stock
DexCom, Inc.		(2,500)	(169,550)	(10,079)	(0.07)	Common Stock
Etsy, Inc.		(5,500)	(358,270)	(23,543)	(0.16)	Common Stock
Exact Sciences Corp.		(49,800)	(2,274,864)	73,581	0.51	Common Stock
FirstEnergy Corp.		(30,800)	(1,290,828)	(91,204)	(0.63)	Common Stock
Ford Motor Co.		(215,000)	(2,326,300)	895,742	6.15	Common Stock
Green Plains, Inc.		(87,000)	(1,542,510)	(135,992)	(0.93)	Common Stock
Liberty Media Corp. Liberty Formula One Class C		(53,200)	(4,302,284)	(141,067)	(0.97)	Common Stock
Live Nation Entertainment, Inc.		(22,700)	(2,183,513)	54,817	0.38	Common Stock
Lyft, Inc.		(208,900)	(2,517,245)	221,654	1.52	Common Stock
MACOM Technology Solutions Holdings, Inc.		(21,000)	(2,119,320)	272,784	1.87	Common Stock
MakeMyTrip Ltd.		(49,000)	(4,585,910)	(104,931)	(0.72)	Common Stock
Marriott Vacations Worldwide Corp.		(14,500)	(1,226,410)	34,485	0.24	Common Stock
Merck & Co., Inc.		(40,500)	(4,581,765)	112,873	0.78	Common Stock
Meritage Homes Corp.		-	-	(172,338)	(1.18)	Common Stock
Mesa Laboratories, Inc.		(500)	(57,260)	(5,742)	(0.04)	Common Stock
Mirum Pharmaceuticals, Inc.		(47,300)	(1,918,015)	(46,342)	(0.32)	Common Stock
Okta, Inc.		(5,000)	(469,700)	23,775	0.16	Common Stock
Peabody Energy Corp.		(96,000)	(2,132,160)	127,071	0.87	Common Stock
PG&E Corp.		(42,600)	(777,450)	(22,903)	(0.16)	Common Stock
Progress Software Corp.		(44,600)	(2,604,640)	(140,669)	(0.97)	Common Stock
Seagate Technology Holdings PLC		(40,000)	(4,086,800)	280,741	1.93	Common Stock
Snap, Inc. Class A		(320,000)	(4,262,400)	936,653	6.40	Common Stock
Spotify Technology SA		(3,250)	(1,117,805)	(133,573)	(0.92)	Common Stock
The Boeing Co.		(11,000)	(2,096,600)	(101,284)	(0.70)	Common Stock
The Cheesecake Factory, Inc.		(1,000)	(38,890)	(1,847)	(0.01)	Common Stock
The Greenbrier Companies, Inc.		(57,500)	(2,933,075)	(257,785)	(1.77)	Common Stock
Tyler Technologies, Inc.		(3,700)	(2,102,007)	(170,149)	(1.17)	Common Stock
Uber Technologies, Inc.		(51,200)	(3,300,864)	409,090	2.81	Common Stock
Winnebago Industries, Inc.		(14,000)	(875,280)	(62,125)	(0.43)	Common Stock
Airbnb, Inc. 0% 3/15/26		7,500,000	6,873,415	(18,409)	(0.13)	Convertible Corporate Bond
Altair Engineering, Inc. 1.75% 6/15/27		5,000,000	6,706,680	(560,826)	(3.85)	Convertible Corporate Bond
Ascendis Pharma A/S 2.25% 4/1/28		7,500,000	8,324,028	(168,109)	(1.15)	Convertible Corporate Bond
Avid Bioservices, Inc. 7% 3/1/29		4,000,000	5,562,039	813,536	5.59	Convertible Corporate Bond
BlackLine, Inc. 0.125% 8/1/24		1,500,000	1,494,937	(4,219)	(0.03)	Convertible Corporate Bond
BofA Finance LLC 0.6% 5/25/27		5,000,000	5,502,950	(131,142)	(0.90)	Convertible Corporate Bond
Burlington Stores, Inc. 1.25% 12/15/27		9,500,000	13,205,923	544,911	3.74	Convertible Corporate Bond
Cable One, Inc. 0% 3/15/26		3,000,000	2,670,000	8,346	0.06	Convertible Corporate Bond
Coinbase Global, Inc. 0.25% 4/1/30		5,000,000	4,937,118	(144,389)	(0.99)	Convertible Corporate Bond
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26		3,500,000	3,119,581	23,245	0.16	Convertible Corporate Bond
Datadog, Inc. 0.125% 6/15/25		2,000,000	2,652,319	(229,900)	(1.58)	Convertible Corporate Bond
DexCom, Inc. 0.25% 11/15/25		7,500,000	7,042,472	(7,031)	(0.05)	Convertible Corporate Bond
Etsy, Inc. 0.125% 9/1/27		5,500,000	4,695,089	13,214	0.09	Convertible Corporate Bond
Exact Sciences Corp. 2% 3/1/30		5,500,000	5,103,979	(92,017)	(0.63)	Convertible Corporate Bond
FirstEnergy Corp. 4% 5/1/26		5,250,000	5,391,750	109,993	0.76	Convertible Corporate Bond
Ford Motor Co. 0% 3/15/26		7,500,000	7,271,250	(740,584)	(5.09)	Convertible Corporate Bond
Green Plains, Inc. 2.25% 3/15/27		5,000,000	4,600,636	98,864	0.68	Convertible Corporate Bond
Jazz Investments I Ltd. 1.5% 8/15/24		4,000,000	4,019,837	(1,023)	(0.01)	Convertible Corporate Bond
JPMorgan Chase Financial Co. LLC 0.5% 6/15/27		4,000,000	4,362,555	94,459	0.65	Convertible Corporate Bond
Liberty Media Corp. 2.375% 9/30/53		3,500,000	3,813,407	(67,207)	(0.46)	Convertible Corporate Bond
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27		6,750,000	7,616,483	88,641	0.61	Convertible Corporate Bond
Lyft, Inc. 0.625% 3/1/29		5,500,000	5,167,097	(191,431)	(1.31)	Convertible Corporate Bond
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26		2,000,000	2,617,907	(265,220)	(1.82)	Convertible Corporate Bond
MakeMyTrip Ltd. 0% 2/15/28		2,000,000	4,886,000	92,224	0.63	Convertible Corporate Bond
Marriott Vacations Worldwide Corp. 3.25% 12/15/27		7,500,000	6,897,395	(10,885)	(0.07)	Convertible Corporate Bond
Meritage Homes Corp. 1.75% 5/15/28		-	-	179,970	1.24	Convertible Corporate Bond
Mesa Laboratories, Inc. 1.375% 8/15/25		1,000,000	951,912	1,412	0.01	Convertible Corporate Bond
Mirum Pharmaceuticals, Inc. 4% 5/1/29		2,000,000	3,029,778	67,559	0.46	Convertible Corporate Bond
Okta, Inc. 0.125% 9/1/25		1,540,000	1,454,562	(12,497)	(0.09)	Convertible Corporate Bond
Okta, Inc. 0.375% 6/15/26		2,700,000	2,475,843	(12,340)	(0.08)	Convertible Corporate Bond
Peabody Energy Corp. 3.25% 3/1/28		2,500,000	3,321,354	(151,158)	(1.04)	Convertible Corporate Bond
PG&E Corp. 4.25% 12/1/27		1,630,000	1,692,890	24,171	0.17	Convertible Corporate Bond
Progress Software Corp. 1% 4/15/26		4,000,000	4,383,578	126,762	0.87	Convertible Corporate Bond
Seagate HDD Cayman 3.5% 6/1/28		4,000,000	5,482,333	(270,024)	(1.85)	Convertible Corporate Bond
Snap, Inc. 0.5% 5/1/30		10,000,000	9,335,833	(913,989)	(6.28)	Convertible Corporate Bond
Spotify U.S.A., Inc. 0% 3/15/26		5,000,000	4,871,440	111,311	0.76	Convertible Corporate Bond
The Cheesecake Factory, Inc. 0.375% 6/15/26		500,000	455,586	2,382	0.02	Convertible Corporate Bond
The Greenbrier Companies, Inc. 2.875% 4/15/28		5,000,000	5,472,048	223,517	1.54	Convertible Corporate Bond
Tyler Technologies, Inc. 0.25% 3/15/26		3,000,000	3,634,333	224,280	1.54	Convertible Corporate Bond
Uber Technologies, Inc. 0.875% 12/1/28		5,500,000	6,137,770	(420,936)	(2.89)	Convertible Corporate Bond
Winnebago Industries, Inc. 1.5% 4/1/25		1,250,000	1,385,049	71,490	0.49	Convertible Corporate Bond

Description	Counterparty	Maturity Date	Absolute Notional Amount ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the Secured Overnight Fin. Rate (SOFR)plus or minus a specified spread ranging from (0.50)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	BNP Paribas SA	Sep 2024	474,451,116	1,723,226	(195,002)	1,528,224

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Amount ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Advanced Energy Industries, Inc.		(27,950)	(3,252,541)	(107,030)	(0.07)	Common Stock
Akamai Technologies, Inc.		(53,800)	(5,287,464)	(96,431)	(0.06)	Common Stock
Axon Enterprise, Inc.		(27,900)	(8,370,279)	277,094	0.18	Common Stock
BlackLine, Inc.		(73,000)	(3,468,960)	60,154	0.04	Common Stock
Bread Financial Holdings, Inc.		(10,400)	(567,632)	(55,367)	(0.04)	Common Stock
Carnival Corp.		-	-	155,951	0.10	Common Stock
Cinemark Holdings, Inc.		(485,400)	(11,445,732)	(962,116)	(0.63)	Common Stock
Enovis Corp.		(52,000)	(2,477,280)	(145,299)	(0.10)	Common Stock
Etsy, Inc.		-	-	(123,793)	(0.08)	Common Stock
Federal Realty Investment Trust (SBI)		(11,000)	(1,228,150)	(54,982)	(0.04)	Common Stock
Five9, Inc.		(1,100)	(49,005)	(413)	0.00	Common Stock
Freshpet, Inc.		(78,000)	(9,492,600)	558,789	0.37	Common Stock
Granite Construction, Inc.		(172,400)	(11,802,504)	(689,245)	(0.45)	Common Stock
Guess?, Inc.		(101,000)	(2,429,050)	(142,065)	(0.09)	Common Stock
HubSpot, Inc.		(8,750)	(4,349,012)	(210,212)	(0.14)	Common Stock
IMAX Corp.		(51,300)	(1,082,430)	(194,898)	(0.13)	Common Stock
Innoviva, Inc.		(82,500)	(1,554,300)	(160,888)	(0.11)	Common Stock
Insight Enterprises, Inc.		(36,500)	(8,194,250)	(565,274)	(0.37)	Common Stock
Insmed, Inc.		(176,600)	(12,847,650)	865,900	0.57	Common Stock
InterDigital, Inc.		(23,500)	(2,884,860)	(15,074)	(0.01)	Common Stock
Jazz Pharmaceuticals PLC		(9,200)	(1,014,300)	(61,416)	(0.04)	Common Stock
Lantheus Holdings, Inc.		(69,600)	(7,296,168)	1,298,134	0.86	Common Stock
Lumentum Holdings, Inc.		(22,000)	(1,139,160)	139,195	0.09	Common Stock
Merit Medical Systems, Inc.		(48,700)	(4,153,623)	27,394	0.02	Common Stock
MicroStrategy, Inc. Class A		(1,075)	(1,735,523)	313	0.00	Common Stock
Middleby Corp.		(27,500)	(3,728,450)	(129,228)	(0.08)	Common Stock
Mirum Pharmaceuticals, Inc.		(52,700)	(2,136,985)	(51,469)	(0.03)	Common Stock
MongoDB, Inc. Class A		(29,800)	(7,520,328)	23,158	0.02	Common Stock
Natera, Inc.		-	-	121,816	0.08	Common Stock
NextEra Energy, Inc.		(51,400)	(3,926,446)	(269,476)	(0.18)	Common Stock
Nutanix, Inc. Class A		(84,400)	(4,263,044)	114,137	0.07	Common Stock
OSI Systems, Inc.		(14,000)	(2,071,720)	5,125	0.00	Common Stock
Pacira Biosciences, Inc.		(5,000)	(103,250)	3,501	0.00	Common Stock
Palo Alto Networks, Inc.		(57,850)	(18,785,630)	982,643	0.64	Common Stock
PetIQ, Inc. Class A		(60,100)	(1,314,988)	17,567	0.01	Common Stock
Repligen Corp.		(21,000)	(3,514,350)	(767,358)	(0.50)	Common Stock
Rivian Automotive, Inc.		(299,500)	(4,914,795)	332,609	0.22	Common Stock
Royal Caribbean Cruises Ltd.		(94,100)	(14,747,352)	1,072,416	0.70	Common Stock
Sarepta Therapeutics, Inc.		(19,400)	(2,759,456)	209,345	0.14	Common Stock
Stride, Inc.		(60,200)	(4,573,996)	(337,360)	(0.22)	Common Stock
Tandem Diabetes Care, Inc.		(105,000)	(3,882,900)	1,095,343	0.72	Common Stock
TransMedics Group, Inc.		(52,000)	(7,397,520)	126,427	0.08	Common Stock
Travere Therapeutics, Inc.		(37,500)	(357,750)	10,994	0.01	Common Stock
Tyler Technologies, Inc.		(500)	(284,055)	(22,984)	(0.02)	Common Stock
Uber Technologies, Inc.		(30,800)	(1,985,676)	246,417	0.16	Common Stock
Vishay Intertechnology, Inc.		(73,600)	(1,789,216)	(59,215)	(0.04)	Common Stock
Wayfair, Inc. Class A		(13,600)	(740,248)	(43,470)	(0.03)	Common Stock
Western Digital Corp.		(55,800)	(3,741,390)	667,165	0.44	Common Stock
Workiva, Inc.		(8,200)	(604,914)	8,992	0.01	Common Stock
World Kinect Corp.		(114,400)	(3,195,192)	(173,624)	(0.11)	Common Stock
Xerox Holdings Corp.		(168,000)	(1,808,520)	25,418	0.02	Common Stock
Ziff Davis, Inc.		(10,000)	(478,800)	8,349	0.01	Common Stock
Zillow Group, Inc. Class C		-	-	(297,621)	(0.19)	Common Stock
Zscaler, Inc.		(15,500)	(2,779,925)	396,853	0.26	Common Stock
iShares MSCI ACWI Index ETF		(89,500)	(10,214,635)	200,731	0.13	Investment Companies
SPDR S&P 500 ETF Trust		(19,600)	(10,795,876)	204,098	0.13	Investment Companies
Advanced Energy Industries, Inc. 2.5% 9/15/28		2,000,000	2,182,288	68,659	0.04	Convertible Corporate Bond
Akamai Technologies, Inc. 0.375% 9/1/27		10,000,000	10,179,712	114,040	0.07	Convertible Corporate Bond
Axon Enterprise, Inc. 0.5% 12/15/27		7,500,000	10,521,404	(271,242)	(0.18)	Convertible Corporate Bond
Bread Financial Holdings, Inc. 4.25% 6/15/28		500,000	774,315	56,004	0.04	Convertible Corporate Bond
Bread Financial Holdings, Inc. 9.75% 3/15/29		(250,000)	(277,653)	(4,277)	0.00	Convertible Corporate Bond
Carnival Corp. 5.75% 10/1/24		-	-	(178,160)	(0.12)	Convertible Corporate Bond
Cinemark Holdings, Inc. 4.5% 8/15/25		8,250,000	14,216,812	998,554	0.65	Convertible Corporate Bond
Etsy, Inc. 0.125% 10/1/26		-	-	61,048	0.04	Convertible Corporate Bond
Five9, Inc. 0.5% 6/1/25		1,500,000	1,430,751	(6,308)	0.00	Convertible Corporate Bond
Freshpet, Inc. 3% 4/1/28		6,000,000	11,306,353	(588,946)	(0.39)	Convertible Corporate Bond
Galaxy Digital Holdings LP 3% 12/15/26		750,000	660,999	(5,986)	0.00	Convertible Corporate Bond
Guess?, Inc. 3.75% 4/15/28		3,000,000	3,660,125	105,382	0.07	Convertible Corporate Bond
HubSpot, Inc. 0.375% 6/1/25		2,500,000	4,419,062	182,830	0.12	Convertible Corporate Bond
IMAX Corp. 0.5% 4/1/26		4,500,000	4,464,395	241,546	0.16	Convertible Corporate Bond
Innoviva, Inc. 2.5% 8/15/25		2,500,000	2,987,591	150,986	0.10	Convertible Corporate Bond
Insight Enterprises, Inc. 0.75% 2/15/25		2,500,000	8,202,395	540,301	0.35	Convertible Corporate Bond
Insmed, Inc. 0.75% 6/1/28		2,404,000	5,478,115	(325,062)	(0.21)	Convertible Corporate Bond
InterDigital, Inc. 3.5% 6/1/27		2,000,000	3,264,210	6,131	0.00	Convertible Corporate Bond
Jazz Investments I Ltd. 2% 6/15/26		3,500,000	3,427,655	54,484	0.04	Convertible Corporate Bond
Lumentum Holdings, Inc. 0.5% 6/15/28		7,500,000	5,996,915	(127,874)	(0.08)	Convertible Corporate Bond
Merit Medical Systems, Inc. 3% 2/1/29		6,000,000	7,037,312	(16,761)	(0.01)	Convertible Corporate Bond
Middleby Corp. 1% 9/1/25		3,250,000	3,684,416	60,156	0.04	Convertible Corporate Bond
Mirum Pharmaceuticals, Inc. 4% 5/1/29		2,000,000	3,029,778	67,263	0.04	Convertible Corporate Bond
MongoDB, Inc. 0.25% 1/15/26		8,785,000	11,649,886	(37,177)	(0.02)	Convertible Corporate Bond
Natera, Inc. 2.25% 5/1/27		-	-	(137,012)	(0.09)	Convertible Corporate Bond
NextEra Energy Capital Holdings, Inc. 3% 3/1/27		5,000,000	6,087,500	265,034	0.17	Convertible Corporate Bond
Nutanix, Inc. 0.25% 10/1/27		7,500,000	8,238,087	(124,955)	(0.08)	Convertible Corporate Bond
OSI Systems, Inc. 2.25% 8/1/29		-	-	(1,805)	0.00	Convertible Corporate Bond
OSI Systems, Inc. 2.25% 8/1/29		4,300,000	4,294,228	(56,903)	(0.04)	Convertible Corporate Bond
Palo Alto Networks, Inc. 0.375% 6/1/25		5,750,000	18,766,970	(989,841)	(0.65)	Convertible Corporate Bond
PetIQ, Inc. 4% 6/1/26		3,708,000	3,962,826	(28,418)	(0.02)	Convertible Corporate Bond
Repligen Corp. 1% 12/15/28		6,000,000	6,499,656	832,814	0.54	Convertible Corporate Bond
Rivian Automotive, Inc. 3.625% 10/15/30		7,750,000	7,585,689	(524,786)	(0.34)	Convertible Corporate Bond
Royal Caribbean Cruises Ltd. 6% 8/15/25		2,000,000	6,387,333	(440,455)	(0.29)	Convertible Corporate Bond
Sarepta Therapeutics, Inc. 1.25% 9/15/27		4,000,000	4,845,940	(223,769)	(0.15)	Convertible Corporate Bond
Stride, Inc. 1.125% 9/1/27		4,000,000	6,126,750	369,779	0.24	Convertible Corporate Bond
Tandem Diabetes Care, Inc. 1.5% 3/15/29		4,000,000	5,238,946	(1,065,207)	(0.70)	Convertible Corporate Bond
TransMedics Group, Inc. 1.5% 6/1/28		5,500,000	9,333,751	(94,361)	(0.06)	Convertible Corporate Bond
Travere Therapeutics, Inc. 2.25% 3/1/29		1,500,000	1,065,000	(3,547)	0.00	Convertible Corporate Bond
Uber Technologies, Inc. 0.875% 12/1/28		2,500,000	2,789,895	(191,634)	(0.13)	Convertible Corporate Bond
Vishay Intertechnology, Inc. 2.25% 9/15/30		3,000,000	3,004,500	38,993	0.03	Convertible Corporate Bond
Wayfair LLC 1% 8/15/26		7,500,000	6,863,333	27,029	0.02	Convertible Corporate Bond
Western Digital Corp. 3% 11/15/28		3,500,000	5,122,886	(672,914)	(0.44)	Convertible Corporate Bond
Workiva, Inc. 1.125% 8/15/26		1,000,000	1,116,187	(8,478)	(0.01)	Convertible Corporate Bond
World Kinect Corp. 3.25% 7/1/28		5,000,000	5,651,041	146,156	0.10	Convertible Corporate Bond
Xerox Holdings Corp. 3.75% 3/15/30		5,000,000	3,958,569	(76,847)	(0.05)	Convertible Corporate Bond
Ziff Davis, Inc. 1.75% 11/1/26		5,000,000	4,537,561	(47,107)	(0.03)	Convertible Corporate Bond
Zillow Group, Inc. 0.75% 9/1/24		-	-	264,922	0.17	Convertible Corporate Bond
Zscaler, Inc. 0.125% 7/1/25		2,808,000	3,582,446	(393,775)	(0.26)	Convertible Corporate Bond

For the period, the average monthly notional amount at value for swaps in the aggregate was $548,346,206.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,480,798 or 11.6% of net assets.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $475,647.
(d)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $68,155,370.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,110,094	297,997,752	301,040,100	419,208	(2,342)	-	2,065,404	0.0%
Total	5,110,094	297,997,752	301,040,100	419,208	(2,342)	-	2,065,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	77,013,804	-	77,013,804	-

U.S. Government and Government Agency Obligations	133,159,961	-	133,159,961	-

Equity Funds	21,010,511	21,010,511	-	-

Money Market Funds	2,065,404	2,065,404	-	-
Total Investments in Securities:	233,249,680	23,075,915	210,173,765	-
Derivative Instruments: Assets
Swaps	1,673,805	-	1,673,805	-
Total Assets	1,673,805	-	1,673,805	-
Liabilities
Futures Contracts	(375,427)	(375,427)	-	-
Total Liabilities	(375,427)	(375,427)	-	-
Total Derivative Instruments:	1,298,378	(375,427)	1,673,805	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(375,427)
Total Interest Rate Risk	0	(375,427)
Equity Risk
Swaps (b)	1,673,805	0
Total Equity Risk	1,673,805	0
Total Value of Derivatives	1,673,805	(375,427)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $224,765,757)	$231,184,276
Fidelity Central Funds (cost $2,065,404)	2,065,404

Total Investment in Securities (cost $226,831,161)		$233,249,680
Receivable for investments sold		1,734,375
Interest receivable		322,376
Distributions receivable from Fidelity Central Funds		58,788
Bi-lateral OTC swaps, at value		1,673,805
Prepaid expenses		5,012
Receivable from investment adviser for expense reductions		9,229
Total assets		237,053,265
Liabilities
Accrued management fee	$274,393
Payable for daily variation margin on futures contracts	45,703
Other affiliated payables	6,606
Audit fee payable	51,437
Other payables and accrued expenses	28,376
Total liabilities		406,515
Net Assets		$236,646,750
Net Assets consist of:
Paid in capital		$227,457,371
Total accumulated earnings (loss)		9,189,379
Net Assets		$236,646,750
Net Asset Value, offering price and redemption price per share ($236,646,750 ÷ 22,512,917 shares)		$10.51
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$34,477
Interest		4,092,010
Income from Fidelity Central Funds		419,208
Total income		4,545,695
Expenses
Management fee	$1,390,120
Custodian fees and expenses	17,194
Independent trustees' fees and expenses	45,114
Registration fees	32,387
Audit fees	51,545
Legal	6,918
Miscellaneous	5,332
Total expenses before reductions	1,548,610
Expense reductions	(107,083)
Total expenses after reductions		1,441,527
Net Investment income (loss)		3,104,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,662,542
Fidelity Central Funds	(2,342)
Futures contracts	109,508
Swaps	(5,622,965)
Total net realized gain (loss)		146,743
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,641,014
Futures contracts	(228,313)
Swaps	2,551,164
Total change in net unrealized appreciation (depreciation)		5,963,865
Net gain (loss)		6,110,608
Net increase (decrease) in net assets resulting from operations		$9,214,776
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	For the period September 12, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,104,168	$1,415,431
Net realized gain (loss)	146,743	(730,770)
Change in net unrealized appreciation (depreciation)	5,963,865	1,753,032
Net increase (decrease) in net assets resulting from operations	9,214,776	2,437,693
Distributions to shareholders	(1,848,770)	(614,320)

Share transactions
Proceeds from sales of shares	75,000,000	155,010,150
Reinvestment of distributions	1,848,770	614,320
Cost of shares redeemed	-	(5,015,869)

Net increase (decrease) in net assets resulting from share transactions	76,848,770	150,608,601
Total increase (decrease) in net assets	84,214,776	152,431,974

Net Assets
Beginning of period	152,431,974	-
End of period	$236,646,750	$152,431,974

Other Information
Shares
Sold	7,300,479	15,469,713
Issued in reinvestment of distributions	181,787	60,955
Redeemed	-	(500,017)
Net increase (decrease)	7,482,266	15,030,651

Financial Highlights
Fidelity® SAI Convertible Arbitrage Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.13
Net realized and unrealized gain (loss)	.33	.05
Total from investment operations	.49	.18
Distributions from net investment income	(.12)	(.04)
Distributions from net realized gain	-	(.01)
Total distributions	(.12)	(.04) D
Net asset value, end of period	$10.51	$10.14
Total Return E,F	4.90%	1.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.55% I	1.61% I,J
Expenses net of fee waivers, if any	1.45 % I	1.45% I
Expenses net of all reductions	1.45% I	1.45% I
Net investment income (loss)	3.12% I	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$236,647	$152,432
Portfolio turnover rate K	741 % I	71% L

AFor the period September 12, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity SAI Convertible Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps and certain mark to market elections.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,216,494
Gross unrealized depreciation	(1,262,785)
Net unrealized appreciation (depreciation)	$7,953,709
Tax cost	$226,594,349

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Convertible Arbitrage Fund
Equity Risk
Swaps	(5,622,965)	2,551,164
Total Equity Risk	(5,622,965)	2,551,164
Interest Rate Risk
Futures Contracts	109,508	(228,313)
Total Interest Rate Risk	109,508	(228,313)
Totals	(5,513,457)	2,322,851

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Convertible Arbitrage Fund	276,384,591	227,207,978
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.40% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Convertible Arbitrage Fund	62
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.45% of average net assets. This reimbursement will remain in place through May 31, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $106,406.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $677.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Convertible Arbitrage Fund	99%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9909698.100
SCA-SANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Greenwood Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Greenwood Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 25, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2024